FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-3668
                                    --------

                         The Wright Managed Income Trust
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     ------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                          -------------------------------
                         (Registrant's Telephone Number)

                                   December 31
                             -----------------------
                             Date of Fiscal Year End

                                  June 30, 2005
                            -------------------------
                            Date of Reporting Period

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ITEM 1. REPORTS TO STOCKHOLDERS

THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS





                           SEMI-ANNUAL REPORT

                           JUNE 30 , 2005

                  THE WRIGHT MANAGED EQUITY TRUST
                           o   Wright Selected Blue Chip Equities Fund
                           o   Wright Major Blue Chip Equities Fund
                           o   Wright International Blue Chip Equities Fund

                  THE WRIGHT MANAGED INCOME TRUST
                           o   Wright U.S. Government Near Term Fund
                           o   Wright Total Return Bond Fund
                           o   Wright Current Income Fund

THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS
-------------------------------------------------------------------------------



THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS CONSISTS OF THREE EQUITY FUNDS FROM THE WRIGHT MANAGED EQUITY TRUST AND THREE FIXED INCOME FUNDS FROM THE WRIGHT MANAGED INCOME TRUST. EACH OF THE SIX FUNDS HAVE DISTINCT INVESTMENT OBJECTIVES AND POLICIES. THEY CAN BE USED INDIVIDUALLY OR IN COMBINATION TO ACHIEVE VIRTUALLY ANY OBJECTIVE. FURTHER, AS THEY ARE ALL "NO-LOAD" FUNDS (NO COMMISSIONS OR SALES CHARGES), PORTFOLIO ALLOCATION STRATEGIES CAN BE ALTERED AS DESIRED TO MEET CHANGING MARKET CONDITIONS OR CHANGING REQUIREMENTS WITHOUT INCURRING ANY SALES CHARGES.

APPROVED WRIGHT INVESTMENT LIST

Securities selected for investment in these funds are chosen mainly from a list of "investment grade" companies maintained by Wright Investors' Service ("Wright" or the "Adviser"). All 25,000 global companies (covering 50 countries) in Wright's database are screened as new data becomes available to determine any eligible additions or deletions to the list. The qualifications for inclusion as "investment grade" are companies that meet Wright's Quality Rating criteria. This rating includes fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. In addition, securities, which are not included in Wright's "investment grade" list, may also be selected from companies in the fund's specific benchmark (up to 20% of the market value of the portfolio) in order to achieve broad diversification. Different quality criteria may apply for the different funds. For example, the companies in the Major Blue Chip Fund would require a higher Investment Acceptance rating than the companies in the Selected Blue Chip Fund.

THREE EQUITY FUNDS

WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC) seeks to enhance total investment return through price appreciation plus income. The fund's portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the fund's investment. The Adviser seeks to outperform the Standard & Poor's 400 Index (S&P
400) by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC) seeks to enhance total investment return through price appreciation plus income by providing management a broadly diversified portfolio of equities of larger well-established companies with market values of $10 billion or more. The Adviser seeks to outperform the Standard & Poor's 500 Index (S&P 500) by selecting stocks, using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC) seeks total return consisting of price appreciation plus income by investing in a broadly diversified portfolio of equities of well-established, non-U.S. companies. The portfolio may buy common stocks traded on the securities exchange of the country in which the company is based or it may purchase American Depositary Receipts (ADR's) traded in the United States. The portfolio is denominated in U.S. dollars and investors should understand that fluctuations in foreign exchange rates may impact the value of their investment. The Adviser seeks to outperform the MSCI Developed World ex U.S. Index by selecting stocks using fundamental company analysis and company-specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

THREE FIXED-INCOME FUNDS

WRIGHT U.S. GOVERNMENT NEAR TERM FUND (WNTB) is a diversified portfolio concentrating on bonds and other obligations of the U.S. Government and U.S. Government Agencies with an average weighted maturity of between one and three years. This portfolio is designed to appeal to the investor seeking a high level of income that is normally somewhat less variable and normally somewhat higher than that available from short-term money market instruments and who is also tolerant of modest fluctuation in capital (i.e. compared with somewhat greater fluctuation likely with longer term fixed income securities). Dividends are accrued daily and paid monthly. The fund's benchmark is the Lehman U.S. Government 1-3 Year Bond Index.

WRIGHT TOTAL RETURN BOND FUND (WTRB) is a diversified portfolio of investment grade government and corporate bonds and other debt securities of varying maturities which, in the Adviser's opinion, will achieve the portfolio objective of best total return (i.e. the total of ordinary income plus capital appreciation). Accordingly, investment selections and maturities may differ depending on the particular phase of the interest rate cycle. Dividends are accrued daily and paid monthly. The fund's benchmark is the Lehman U.S. Aggregate Bond Index.

WRIGHT CURRENT INCOME FUND (WCIF) may be invested in a variety of securities and may use a number of strategies, including GNMAs, to produce a high level of income with reasonable stability of principal. The fund reinvests all principal payments. Dividends are accrued daily and paid monthly. The funds benchmark is the Lehman GNMA Backed Bond Index.

TABLE OF CONTENTS
------------------------------------------------------------------------------



INVESTMENT OBJECTIVES................................inside front & back cover
LETTER TO SHAREHOLDER........................................................2
MANAGEMENT DISCUSSION........................................................3
FUND EXPENSES............................................................... 8
BOARD OF TRUSTEES ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT......55
IMPORTANT NOTICES REGARDING PRIVACY, DELIVERY OF SHAREHOLDER DOCUMENTS,
   PORTFOLIO HOLDINGS AND PROXY VOTING......................................56

                           FINANCIAL STATEMENTS

THE WRIGHT MANAGED EQUITY TRUST

   WRIGHT SELECTED BLUE CHIP EQUITIES FUND
     Portfolio of Investments..................12
     Statement of Assets & Liabilities.........15
     Statement of Operations...................15
     Statement of Changes in Net Assets........16
     Financial Highlights......................17

   WRIGHT MAJOR BLUE CHIP EQUITIES FUND
     Portfolio of Investments..................18
     Statement of Assets & Liabilities.........21
     Statement of Operations...................21
     Statement of Changes in Net Assets........22
     Financial Highlights......................23

   WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND
     Portfolio of Investments..................24
     Statement of Assets & Liabilities.........26
     Statement of Operations...................26
     Statement of Changes in Net Assets........27
     Financial Highlights......................28

   NOTES TO FINANCIAL STATEMENTS...............29

THE WRIGHT MANAGED INCOME TRUST

   WRIGHT U.S. GOVERNMENT NEAR TERM FUND
     Portfolio of Investments..................34
     Statement of Assets & Liabilities.........35
     Statement of Operations...................35
     Statement of Changes in Net Assets........36
     Financial Highlights......................37

   WRIGHT TOTAL RETURN BOND FUND
     Portfolio of Investments..................38
     Statement of Assets & Liabilities.........42
     Statement of Operations...................42
     Statement of Changes in Net Assets........43
     Financial Highlights......................44

   WRIGHT CURRENT INCOME FUND
     Portfolio of Investments..................45
     Statement of Assets & Liabilities.........48
     Statement of Operations...................48
     Statement of Changes in Net Assets........49
     Financial Highlights......................50

   NOTES TO FINANCIAL STATEMENTS...............51

LETTER TO SHAREHOLDERS
------------------------------------------------------------------------------



                                                                July 2005




Dear Shareholders:

        The U.S. stock market had a so-so second quarter, with most market averages marginally higher at midyear than when they began the quarter (a notable exception being the Dow Jones Industrials, which lost 2%). Once again, mid- and small-cap stocks outperformed big-cap equities during the second quarter. Energy stocks, clear winners in 2005's first quarter, were only marginally better than average in the second. Encouragingly, market breadth improved and was at post-1998 highs as the third quarter began. The U.S. bond market, as measured by the Lehman Aggregate, had a 3% return in the second quarter, beating the S&P 500's total return by more than 1.5% for a second straight quarter and demonstrating the merits of bonds in balanced portfolios - even in a low interest rate environment.

        U.S. economic growth appears to have moderated in Q2 from the close to 4% growth rates of the prior three quarters, due to high oil prices, higher interest rates from the Fed and the natural slowing that occurs in year four of an economic expansion. As the second quarter ended, the Federal Reserve bumped up its target fed funds rate to 3.25%, its ninth quarter-point increase in the past 12 months. Crude oil prices ended the second quarter little changed from where they began it ($56.50 a barrel vs $57), but the encouraging decline in prices seen in April and May reversed itself in June. In the face of ongoing supply-based pressures on oil prices and indications of more interest rate hikes ahead, consumer confidence ended the first half at the highest levels of the year. National purchasing manager surveys point to improving conditions in manufacturing and service industries. On balance, the U.S. business expansion appears to be on a 3.0%-3.5% growth track going into the second half.

        Despite high oil prices, underlying inflation pressures are contained, according to the Federal Reserve. In fact, the inflation rate implied by the difference between nominal and inflation-indexed Treasury bond yields fell by 40-50 basis points, to around 2.3%, during Q2. Energy costs may impede world economic growth and persuade other prices to rise in the second half of 2005, but ultimately high oil prices will cool demand enough to bring oil prices below this year's extraordinary levels. Geopolitical developments - renewed bouts of chaos in Iraq and the rejection of a new EU constitution by voters in France and the Netherlands - were not especially positive during the second quarter, nor was the trend of business in Europe. Nonetheless, foreign stocks have generally outdistanced U.S. shares so far in 2005, although the dollar's surprising appreciation (7% against the euro) in the second quarter caused returns to lag for dollar-based investors.

        In spite of the "conundrum" of falling long-term interest rates in the second quarter, the evidence indicates that the economy is still growing at close to its long-term trend of 3.5% and core inflation is not far from the Fed's 2% target. While we believe that the Fed will usher the fed funds rate higher (perhaps to 4%) over the next 12 months, the rise in long-term bond yields should be relatively modest. In such an environment, corporate profits should continue to impress, with earnings gains on the order of 10% expected for the S&P 500 in both 2005 and 2006. On the strength of rising profits and dividends and healthier balance sheets, stocks are expected to improve on the 6% return earned in the year ended June 30 over the coming 12 months. Bonds are unlikely to match the nearly 7% return achieved over the past 12 months, but they should keep ahead of inflation.

        As always, I invite your questions and suggestions on how we can better serve your investment needs.

                                                        Sincerely,

                                                        /s/Peter M. Donovan
                                                        -------------------
                                                        Peter M. Donovan
                                                        President

MANAGEMENT DISCUSSION
-------------------------------------------------------------------------------





EQUITY FUNDS

U.S. STOCKS EDGED INTO POSITIVE TERRITORY IN THE SECOND QUARTER OF 2005 AFTER RETREATING IN Q1. IN THE FIRST QUARTER, INVESTORS WORRIED ABOUT INCREASED INFLATION; IN THE SECOND, THEY FRETTED ABOUT THE POSSIBILITY THAT THE EXPANSION WAS ON SHAKY GROUND. IN BOTH QUARTERS, OIL PRICES WERE CENTRAL TO THESE CONCERNS. OIL PRICES ROSE TO PEAK ABOVE $57 A BARREL IN EARLY APRIL, THEN DECLINED 18% BEFORE SURGING AGAIN TO A NEW PEAK ABOVE $60 NEAR MIDYEAR. WITH OIL PRICES SEEN AS A THREAT TO ECONOMIC GROWTH, TOWARDS MID-YEAR SOME INVESTORS AND ECONOMISTS WORRIED THAT THE FED MIGHT BE GOING TOO FAR IN ITS REMOVAL OF MONETARY ACCOMMODATION. NEVERTHELESS, ON THE LAST DAY OF THE QUARTER, THE FED RAISED THE FED FUNDS RATE ANOTHER 25 BASIS POINTS TO 3.25%, EXPRESSED CONFIDENCE IN THE EXPANSION AND SIGNALED THERE WAS MORE TIGHTENING TO COME.

HEALTHY PROFITS, REASONABLE VALUATIONS AND LOW INTEREST RATES WORKED IN THE STOCK MARKET'S FAVOR IN THE SECOND QUARTER. STOCKS HIT THEIR LOWS FOR THE YEAR IN APRIL AND CLAWED THEIR WAY BACK FROM THERE, WITH THE S&P 500 RECOVERING 5% FROM THIS BOTTOM. THE S&P 500'S 1.4% RETURN FOR THE SECOND QUARTER WAS NOT ENOUGH TO OFFSET THE FIRST QUARTER'S LOSS, LEAVING IT WITH A 0.8% LOSS FOR THE FIRST HALF. THE DOW JONES INDUSTRIALS LOST 1.6% FOR THE SECOND QUARTER ON A SELL-OFF LATE IN JUNE FOR WHICH THE SPIKE IN OIL PRICES GETS MOST OF THE BLAME. NASDAQ FARED BETTER IN THE SECOND QUARTER, RETURNING 3.1%, THOUGH IT STILL HAD THE LARGEST LOSS (ABOUT 5%) OF THE BIG-THREE MARKET AVERAGES FOR THE FIRST HALF. THE S&P MIDCAP 400 AND SMALLCAP 600 BOTH OUTPERFORMED THE S&P 500 IN Q2 WITH RETURNS OF ABOUT 4%; BOTH ARE IN THE BLACK FOR THE YEAR TO DATE. THE STRENGTH IN THE DOLLAR THIS YEAR HAS TAKEN A BITE OUT OF RETURNS TO U.S. INVESTORS FROM FOREIGN STOCKS. THE MSCI WORLD EX U.S. INDEX LOST 0.8% IN THE SECOND QUARTER AND 0.7% FOR THE FIRST HALF IN DOLLARS.

WE FORESEE AN ECONOMIC ENVIRONMENT OF MODERATE GROWTH AND INFLATION OVER THE COMING YEAR. ALTHOUGH GROWTH IS LIKELY TO SLOW FROM THE PACE OF THE LAST 12 MONTHS AND INFLATION MAY BE A LITTLE HIGHER, THIS WOULD NEVERTHELESS BE AN ENVIRONMENT THAT COULD SUPPORT PROFIT GROWTH IN THE 8%-10% RANGE OVER THE COMING 12 TO 24 MONTHS. ALTHOUGH BUSINESSES ARE FEELING SOME PRESSURE FROM HIGHER RAW MATERIAL AND LABOR COSTS, SELLING PRICES ARE EDGING UP AND EFFORTS AT INCREASING EFFICIENCY CONTINUE. EVEN WITHOUT IMPROVEMENT IN P/E MULTIPLES, STOCKS SHOULD MOVE UP OVER THE COMING YEAR JUST ON THE BASIS OF HIGHER PROFITS. P/E MULTIPLES HAVE COME DOWN BY MORE THAN ONE POINT SINCE THE BEGINNING OF THE YEAR; IT IS POSSIBLE THAT SOME RETRACEMENT OF THIS DECLINE WILL BOOST RETURNS. ALTHOUGH WE WOULDN'T BE SURPRISED IF THE CAUTIOUS MOOD THAT HAS REINED IN MULTIPLES
CONTINUES, WE WERE ENCOURAGED BY THE FACT THAT MARKET BREADTH HIT POST-1998 HIGHS AS THE THIRD QUARTER BEGAN. WE ALSO CONTINUE TO BELIEVE IN THE BENEFITS OF DIVERSIFICATION, PARTICULARLY IN A RISKY INVESTMENT ENVIRONMENT. THE AGGREGATE P/E OF THE S&P 400 MIDCAPS IS CURRENTLY HIGHER THAN THAT OF THE S&P 500, BUT IN EXCHANGE THE MIDCAPS OFFER BETTER GROWTH PROSPECTS. INTERNATIONAL EQUITIES LOOK RELATIVELY ATTRACTIVE ON A VALUATION BASIS.

                                      2005    2004   2003    2002    2001   2000    1999    1998   1997    1996    1995
   Total Return                      6 Mos.   Year   Year    Year    Year   Year    Year    Year   Year    Year    Year
-------------------------------------------------------------------------------------------------------------------------------

   WRIGHT SELECTED BLUE CHIP FUND
     (WSBC)                           5.5%    15.7%  30.1%  -17.0%  -10.2%  10.8%    5.8%    0.1%   32.7%   18.6%   30.3%
   WRIGHT MAJOR BLUE CHIP FUND
     (WMBC)                          -1.4%    12.4%  23.2%  -24.5%  -16.9% -12.5%   24.0%   20.4%   33.9%   17.6%   29.0%
   WRIGHT INTERNATIONAL BLUE CHIP FUND
     (WIBC)                           3.5%    17.7%  32.0%  -14.5%  -24.2% -17.6%   34.3%    6.1%    1.5%   20.7%   13.6%


WRIGHT SELECTED BLUE CHIP EQUITIES FUND

The S&P MidCap 400 did better than the S&P 500 in each of the first two quarters of 2005. The Wright Selected Blue Chip Fund (WSBC) took full advantage of its positioning as a mid-cap blend fund, returning 4.6% in the second quarter of 2005. This showing topped both the S&P MidCap 400's 4.3% and the 2.8% return for an average of 79 mid-cap blend funds in the Morningstar database. For the first half of 2005, the WSBC also outperformed, returning 5.5% compared to 3.9% for the S&P MidCaps and 1.6% for the Morningstar benchmark. WSBC returned nearly 16% over the last 12 months, topping the MidCaps (14%) and the Morningstar average (11%). In the first half of 2005, the larger stocks in the S&P MidCap 400 outperformed the smaller, and the WSBC Fund was correctly positioned for this. Contributing to the good showing by the larger issues in the second quarter was strength in home builders (e.g., D.R. Horton, since moved to the S&P 500, and Toll Brothers both returned 29% for the quarter), which are among the larger issues in the MidCaps. WSBC benefited from holding these issues and other larger cap issues that outperformed in the quarter such Legg Mason (+33%), Pacificare Health (+26%) and Equitable Resources (+19%). Also contributing to the strong results in the first half were the first quarter's surge in energy stocks, in which the Fund remains slightly overweighted, and a relatively strong showing by the Fund's stock selections in the health care sector. As the third quarter of 2005 was getting underway, the WSBC remained overweight in the consumer discretionary sector, which has been doing well; the Fund is underweight in financials due to our forecast of rising interest rates and underweight in technology due to lingering concerns about profit prospects. With the economic expansion maturing, WSBC should benefit from being positioned in the more substantial companies in the S&P MidCap 400. Additionally, the companies in the WSBC have a lower median P/E than the S&P MidCap 400.

WRIGHT MAJOR BLUE CHIP EQUITIES FUND

The Wright Major Blue Chip Fund (WMBC) is managed as a blend of the large-cap growth and value stocks in the S&P 500 Composite, selected with a bias toward the higher-quality issues in the index. In the second quarter of 2005, U.S. stocks posted modestly positive returns after losing ground in Q1. The WMBC returned 0.8% in the April-to-June period, lagging the 1.4% returns for both the S&P 500 and an average of 152 large-cap blend funds in the Morningstar data base. For the first half of 2005, WMBC lost 1.4% compared to losses of 0.8% for the S&P 500 and 0.7% for the Morningstar average. Though lagging modestly in 2005, the Fund's last 12 months' return of 8.4% exceeds both the S&P 500 (+6.3%) and the Morningstar peer group (+5.7%). In the second quarter of 2005, the WMBC's shortfall compared to the S&P 500 was due to a lagging performance in April which was largely recouped by the end of the quarter. During the quarter, the Fund benefited from the relatively strong showing of its selections in the consumer discretionary sector, including home builders (e.g., Centex +23%, KB Home +29%, Pulte Homes +14%) and some retailers (e.g., Best Buy +20%, Nordstrom +23%). Among the stocks whose results detracted from the Fund's relative performance were Molson Coors Brewing -19%, ExxonMobil -3% (one of the Fund's largest holdings) and IBM -19%. For the first half of the year, the Fund also benefited from an overweight position in the energy sector, which returned nearly 18% in the first quarter. As the economic expansion continues to age, profit growth is expected to slow. Sustainability of earning growth is becoming more important in stock performance, and the quality tilt in the WMBC Fund should work to its advantage in this regard. In addition, WMBC should also benefit from the historically low valuations currently accorded to high-quality stocks. The portfolio's median 12-month forward P/E multiple is more than a point lower than the S&P 500's, while its historical growth and forecast earnings growth are better, a combination that ought to drive above-market performance.

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND

After outperforming the S&P 500 in the first quarter of 2005 as well as for all of 2004, the MSCI World ex U.S. index (in dollars) lagged in the second quarter of 2005 as the appreciation of the dollar canceled a positive local currency return. Nevertheless, the Wright International Blue Chip Fund (WIBC) outperformed the S&P 500 as well as its international benchmarks in the quarter, returning 2.1% compared to losses of 0.8% for both the MSCI World ex U.S. index and an average of 127 international equity funds in the Morningstar database. For the first half of 2005, the WIBC Fund returned 3.5%, compared to losses of 0.7% for the MSCI benchmark and 1.2% for the Morningstar average. WIBC's
12-month return of 19% tops 15% for the MSCI benchmark and 13% for the Morningstar average. In international markets, the strong showing in energy stocks continued in the second quarter, and the WIBC continued to benefit from its overweight position in energy. In addition, an overweighting in utility stocks, another strong international sector, worked for the Fund in the quarter. The Fund was overweight in the Euro Bloc, which had relatively strong markets, while underweight in Japan, which was weak. On an absolute basis, a number of the Fund's weakest holdings were Japanese issues, reflecting the weakness of the Japanese market. Looking at first-half performance, several of the same factors that benefited the second quarter- strength in energy, overweighting in Europe and superior stock selection - contributed to the good showing; being underweight in technology also helped the WIBC Fund. WIS continues to believe that on a valuation basis, international stocks are attractive relative to U.S. stocks. The WIBC is still overweight in energy and utility stocks but has reduced its positions in these sectors by taking profits. The Fund has also further reduced its positioning in technology. The proceeds have been invested in industrials, including some in Japan as the economy shows signs of improving, and telecom, which looks attractive on a valuation basis. These actions have increased the Fund's holdings in Sweden and Hong Kong as well as Japan, but reduced its weight in Europe, the U.K. and Canada.

FIXED-INCOME FUNDS

AFTER RETREATING IN THE FIRST QUARTER, BONDS WERE SOLIDLY IN THE BLACK IN THE SECOND QUARTER OF 2005. EVEN THOUGH THE FED RAISED THE TARGET FED FUNDS RATE BY 50 BASIS POINTS IN THE SECOND QUARTER, JUST AS IT DID IN THE FIRST, LONG-TERM BOND YIELDS RETRACED ALL OF THE FIRST QUARTER'S RISE AND THEN SOME. SEVERAL FACTORS APPEARED TO BE AT WORK IN ENGINEERING THIS SOMEWHAT SURPRISING RALLY. WORRY ABOUT A SLOWDOWN IN U.S. ECONOMIC GROWTH FIGURED IN THE DECLINING LONG RATES, BUT THE PROSPECT OF 3%-3.5% GROWTH AND 2%-2.5% CORE INFLATION ALONE DOESN'T SEEM ENOUGH TO JUSTIFY THE EXTENT OF THE BOND MARKET RALLY. INVESTMENT STRATEGIES OF HEDGE FUNDS AND PENSION AND MORTGAGE MANAGERS PROBABLY ALSO PLAYED A ROLE. THE GLOBAL INVESTMENT FLOWS EXPLANATION, I.E., A GLOBAL SAVINGS GLUT FINDING ITS WAY TO THE U.S. BOND MARKET, SEEMED TO GAIN ADHERENTS; U.S. INTEREST RATES, AS LOW AS THEY ARE, LOOK ATTRACTIVE COMPARED TO THE EVEN LOWER RATES IN OTHER MARKETS.

THE LEHMAN U.S. AGGREGATE BOND MARKET INDEX RETURNED 3.0% IN THE SECOND QUARTER, BRINGING ITS FIRST-HALF 2005 RETURN TO 2.5%. TREASURYS LED THE INVESTMENT GRADE MARKET WITH A 3.6% RETURN IN THE QUARTER AND 3.2% YEAR TO DATE. IN Q2, CORPORATES WERE ONLY A SHADE BEHIND WITH A 3.5% RETURN (2.4% YTD), AN IMPRESSIVE SHOWING SINCE THE CORPORATE SECTOR HAD TO OVERCOME THE DOWNGRADES OF FORD AND GM DEBT TO NONINVESTMENT GRADE. THE AGENCY, ASSET-BACKED AND MORTGAGE-BACKED SECTORS WERE ALSO IN THE BLACK FOR BOTH THE QUARTER AND THE HALF. LONG-MATURITY ISSUES OUTPERFORMED SHORTER IN THE QUARTER AND YTD AS THE YIELD CURVE CONTINUED TO FLATTEN. IN THE SECOND QUARTER, THE YIELD ON THE 10-YEAR T-BOND DECLINED BY 57 BASIS POINTS, THE TWO-YEAR DECLINED BY 15 BPS, AND THE ONE-YEAR ROSE BY 10 BPS. AT ABOUT 30 BASIS POINTS, THE SPREAD BETWEEN TWO- AND 10-YEAR TREASURY YIELDS WAS THE NARROWEST IN FOUR-AND-A-HALF YEARS.

OUR OUTLOOK IS FOR BOND RETURNS TO LAG EQUITY RETURNS OVER THE COMING YEAR. IF THE GLOBAL INVESTMENT FLOWS ARGUMENT IS INDEED A REASON WHY BOND YIELDS ARE CURRENTLY SO LOW, THEN YIELDS ARE LIKELY TO STAY LOWER THAN WE FORECAST AT THE BEGINNING OF THE YEAR. WE EXPECT THAT RATES WILL MOVE SOMEWHAT HIGHER, HOWEVER. OUR EXPECTATION IS THAT THE FED WILL TIGHTEN BY AT LEAST ANOTHER 50 BASIS POINTS AND POSSIBLY 75 BY EARLY 2006, PUTTING THE FED FUNDS RATE AT 4.0%. THIS SHOULD PUSH UP RATES AT THE SHORT END OF THE YIELD CURVE AND IN COMBINATION WITH MODERATE GROWTH AND MODERATE INFLATION, PUSH LONG RATES HIGHER ALSO. THE RETURN ON THE LEHMAN U.S. AGGREGATE INDEX IS TARGETED AT ABOUT 3% OVER THE COMING YEAR. THE SECOND-QUARTER RALLY IN BONDS REMINDS US THAT EVEN WITH INTEREST RATES LOW, THE RISKS OF THE INVESTMENT ENVIRONMENT ARGUE FOR DIVERSIFIED INVESTMENT PORTFOLIOS THAT INCLUDE FIXED-INCOME SECURITIES.

                                      2005    2004   2003    2002    2001   2000    1999    1998   1997    1996    1995
   Total Return                      6 Mos.   Year   Year    Year    Year   Year    Year    Year   Year    Year    Year
----------------------------------------------------------------------------------------------------------------------------

   WRIGHT U.S.GOV'T.NEAR-TERM BOND FUND
     (WNTB)                           0.7%    0.4%   0.6%    5.4%    6.8%    6.9%    1.9%   6.0%   5.9%    3.9%    11.9%
   WRIGHT TOTAL RETURN BOND FUND
     (WTRB)                           2.0%    3.5%   3.3%    9.0%    5.0%   10.6%   -3.9%   9.6%   9.3%    0.9%    22.0%
   WRIGHT CURRENT INCOME FUND
     (WCIF)                           1.0%    3.3%   1.7%    7.7%    7.2%   10.3%    0.5%   6.5%   8.6%    4.4%    17.5%




WRIGHT U.S. GOVERNMENT NEAR TERM FUND

The Wright U.S. Government Near-Term Fund (WNTB) is positioned to offer an alternative to money market funds. The Fund may experience some mild price fluctuation, but it typically has less sensitivity to changes in interest rates than longer maturity funds. In the two-year maturity range, where the WNTB is positioned, Treasury yields declined about 15 basis points during the second quarter after rising in the first quarter. This contributed to the WNTB's 1.0% return in the second quarter, modestly behind the 1.2% for both the Lehman 1-3 year government bond index and an average of 60 Morningstar government bond funds with an average maturity between one and three years. An overall rise in rates for the first half of the year helped limit WNTB's gain to 0.7%, about the same as the Morningstar average but behind the 0.9% return for the Lehman benchmark. Over the past year, the WNTB Fund returned 1.7% compared to 2.1% for the Lehman benchmark and 2.2% for the Morningstar average. After the first quarter's rise in interest rates, at the start of the second quarter the WNTB was positioned with a duration of about 1.7 years, which just about matched the Lehman benchmark. As yields moved lower in Q2, the Fund's duration was shortened in anticipation of a reversal of the rally, a shift that proved to be early and worked against the Fund's performance in the quarter. To pick up extra yield, the Fund is overweight in mortgage-backed securities (30% of assets). The position in whole-loan adjustable rate mortgages was sold in Q2. The Fund is underweighting Treasuries (35% of assets) and is about neutral in Agency securities (34%). The Fund is expected to continue to underweight Treasury issues and as the third quarter began was positioned with a shorter-than-benchmark maturity and duration, consistent with our forecast that yields would be moving up from mid-year levels. The WNTB Fund had an indicated annual yield of 3.0% at the end of Q2.

WRIGHT TOTAL RETURN BOND FUND

As the bond market rallied in the second quarter of 2005, the Wright Total Return Bond Fund (WTRB), a diversified bond fund, returned 2.6% for the period. This was behind the Lehman U.S. Aggregate Bond Index's 3.0% return but a little better than the 2.5% return for an average of 174 total return bond funds in the Morningstar database. WTRB's second-quarter gain more than recovered its loss in the first quarter (when the bond market retreated). For the first half of 2005, WTRB returned 2.0%, ahead of the Morningstar average's 1.9% but behind the Lehman Aggregate's 2.5%. Over the last 12 months, the Fund (+5.9%) edged out the Morningstar peer group average (+5.8%) but lagged the Lehman Average (+6.8%) by just about the amount of fund expenses. The WTRB's indicated annual yield was 4.3% at the start of the third quarter. WTRB was moved from a short duration to neutral in the first quarter as interest rates rose; in response to the interest rate decline, in the second quarter the Fund's duration was shortened in anticipation that the rate decline would reverse. The move proved to be early, but the short position (about a quarter year compared to the Lehman Aggregate) was maintained at the start of the third quarter in anticipation that rates would move higher over the coming months. With corporate spreads staying tight, the Fund reduced its position in corporates during the first and second quarters, but is still moderately overweight (29% of Fund assets at quarter end) to pick up extra yield. Although corporates lagged the Aggregate in the first quarter, they outperformed in the second, partly offsetting the negative effect of the Fund's short duration. In the second quarter, the Fund moved to an overweight position in mortgage-backed securities (42% of assets), which have lagged so far this year but which should provide incremental return as rates rise going forward. The Fund ended the first half slightly underweight in agency issues (about 10% of assets) but is expecting to increase that position to neutral for the extra yield they provide. The position in Treasurys remains less than the benchmark weight. The Fund also holds small positions in commercial mortgage-backed securities (3%) and asset-backed issues (4%). Two whole-loan adjustable rate mortgages were sold in the quarter.

WRIGHT CURRENT INCOME FUND

The Wright Current Income Fund (WCIF) is generally managed to be almost entirely invested in GNMA issues - mortgage-based securities, known as Ginnie Maes, with explicit backing from the Federal government. The WCIF Fund is actively managed to maximize income and minimize principal fluctuation. (During the fourth quarter of 2004, the Wright U.S. Government Intermediate Fund was merged into the WCIF.) Mortgage-backed securities lagged the Lehman Aggregate in the second quarter of 2005 after outperforming in the first quarter. For the second quarter, WCIF returned 1.4%, behind the 2.0% for the Lehman GNMA bond index and the 1.9% for an average of all 61 government mortgage funds in the Morningstar database. For the first half of 2005, WCIF returned 1.0% compared to 2.1% for the Lehman benchmark and 1.5% for the Morningstar average. The Fund's 12-month return was 3.9% compared to 5.8% for the Lehman index and 4.5% for the Morningstar benchmark. With interest rates expected to rise modestly in 2005, reducing the risk of mortgage prepayments, the WCIF was positioned to be slightly overweight in higher-coupon issues during the first and second quarters of 2005. This allocation, which worked against the Fund in the second quarter, is being maintained as the third quarter gets underway since WIS is still expecting higher mortgage rates in the coming months. The overweighting of higher coupon issues has the advantage of providing extra income. The Fund's duration was targeted to be slightly shorter than the Lehman Ginnie Mae benchmark's. At the start of the third quarter, the WCIF Fund had an indicated annual yield of 4.4%, making it attractive for income-oriented investors.


U.S. SECURITIES MARKETS -------------------------------------------------------

The Dow Jones Industrial Average chart shows the point changes in the average which consists of 30 major NYSE industrial companies and is a price-weighted arithmetic average, with the divisor adjusted for stock splits. The yield chart shows the basis point changes in the U.S. Treasury bond which is the benchmark U.S. Treasury bond with a maturity of 10 years.

The following plotting points are used for comparison in the mountain charts.


       Date           Dow Jones           U.S. 10 Year
                   Industrial Average   Treasury Bond Yield

      12/31/96         6448.27               6.43%
      12/31/97         7908.25               5.75%
      12/31/98         9181.43               4.65%
      12/31/99       11,497.12               6.44%
      12/31/00       10,786.85               5.11%
      12/31/01       10,021.50               5.00%
      12/31/02        8,341.63               3.82%
      12/31/03       10,453.92               4.25%
      12/31/04       10,783.01               4.22%
      12/31/05       10,274.97               3.92%

FUND EXPENSES
-------------------------------------------------------------------------------


EXAMPLE:

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs including management fees; distribution or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005-June 30, 2005).

ACTUAL EXPENSES:

The first line of the tables shown on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fist line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if payable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------

                                  EQUITY FUNDS

                     Wright Selected Blue Chip Equities Fund


                       Beginning      Ending        Expenses Paid
                     Account Value  Account Value   During Period*
                       (1/1/05)      (6/30/05)     (1/1/05-6/30/05)
-------------------------------------------------------------------------------

   Actual Fund Shares  $1,000.00     $1,054.50        $6.37
-------------------------------------------------------------------------------
   Hypothetical (5% return per year before expenses)
   Fund Shares         $1,000.00     $1,018.60        $6.26

  *Expenses are equal to the Fund's annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004.

                      Wright Major Blue Chip Equities Fund


                       Beginning      Ending        Expenses Paid
                     Account Value  Account Value   During Period*
                       (1/1/05)      (6/30/05)     (1/1/05-6/30/05)
-------------------------------------------------------------------------------

   Actual Fund Shares  $1,000.00     $ 985.60        $6.15
-------------------------------------------------------------------------------
   Hypothetical (5% return per year before expenses)
   Fund Shares         $1,000.00     $1,018.60       $6.26

  *Expenses are equal to the Fund's annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004.

                  Wright International Blue Chip Equities Fund


                       Beginning       Ending        Expenses Paid
                     Account Value  Account Value    During Period*
                       (1/1/05)     (6/30/05)       (1/1/05-6/30/05)
-------------------------------------------------------------------------------

   Actual Fund Shares  $1,000.00      $1,034.90         $8.48
-------------------------------------------------------------------------------
   Hypothetical (5% return per year before expenses)
   Fund Shares         $1,000.00      $1,016.50         $8.40

  *Expenses are equal to the Fund's annualized expense ratio of 1.68% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004.

                               FIXED INCOME FUNDS

                      Wright U.S. Government Near Term Fund


                       Beginning      Ending      Expenses Paid
                     Account Value Account Value  During Period*
                       (1/1/05)     (6/30/05)    (1/1/05-6/30/05)
-------------------------------------------------------------------------------

   Actual Fund Shares  $1,000.00    $1,006.60        $4.73
-------------------------------------------------------------------------------
   Hypothetical (5% return per year before expenses)
   Fund Shares         $1,000.00    $1,020.10        $4.76

  *Expenses are equal to the Fund's annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004.

                          Wright Total Return Bond Fund


                       Beginning       Ending       Expenses Paid
                     Account Value  Account Value   During Period*
                       (1/1/05)      (6/30/05)     (1/1/05-6/30/05)
-------------------------------------------------------------------------------

   Actual Fund Shares  $1,000.00      $1,020.40       $4.76
-------------------------------------------------------------------------------
   Hypothetical (5% return per year before expenses)
   Fund Shares         $1,000.00      $1,020.10       $4.76

  *Expenses are equal to the Fund's annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004.

                           Wright Current Income Fund


                       Beginning     Ending         Expenses Paid
                     Account Value  Account Value   During Period*
                       (1/1/05)     (6/30/05)      (1/1/05-6/30/05)
-------------------------------------------------------------------------------

   Actual Fund Shares  $1,000.00     $1,010.20         $4.73
-------------------------------------------------------------------------------
   Hypothetical (5% return per year before expenses)
   Fund Shares         $1,000.00     $1,020.10         $4.76

  *Expenses are equal to the Fund's annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004.

WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - June 30, 2005 (unaudited)




     EQUITY INTERESTS -- 98.1%
                                       Shares       Value
AUTOMOBILES & COMPONENTS -- 2.9%
BorgWarner, Inc.....................  14,840   $   796,463
Copart, Inc.*.......................  24,860       591,668
Thor Industries, Inc................   9,640       302,985
                                               ------------
                                               $ 1,691,116
                                               ------------


BANKS -- 4.6%
Associated Banc-Corp................  8,735    $   294,020
Astoria Financial Corp.............. 10,807        307,675
City National Corp..................  5,175        371,099
Colonial Bancgroup Inc.............. 15,555        343,143
Hibernia Corp. - Class A............  6,775        224,794
Independence Community Bank......... 14,460        534,008
Investors Financial Services Corp...  4,270        161,491
Webster Financial Corp..............  8,230        384,259
                                               ------------
                                               $  2,620,489
                                               ------------


CAPITAL GOODS -- 4.3%
AGCO Corp.* ........................ 13,765    $   263,187
Alliant Techsystems, Inc.* .........  9,545        673,877
Graco, Inc..........................  7,037        239,751
Pentair, Inc........................  5,320        227,749
Precision Castparts Corp............  8,970        698,763
Thomas & Betts Corp.* .............. 12,335         348,340
                                               ------------
                                               $  2,451,667
                                               ------------


CHEMICALS -- 1.2%
Lubrizol Corp......................   5,175    $    217,402
Lyondell Chemical Co................ 17,060         450,725
                                               ------------
                                               $    668,127
                                               ------------


COMMERCIAL SERVICES & SUPPLIES -- 2.9%
Brink's Co., (The).................. 13,645    $   491,220
Certegy, Inc........................  3,555        135,872
ITT Educational Services, Inc.* ....  3,840        205,133
Manpower, Inc....................... 11,355        451,702
Republic Services, Inc. - Class A... 10,950        394,309
                                               ------------
                                               $ 1,678,236
                                               ------------



COMMUNICATIONS EQUIPMENT -- 0.8%
Plantronics, Inc....................  9,495    $   345,238
Polycom, Inc.* .....................  9,350        139,408
                                               ------------
                                               $   484,646
                                               ------------



COMPUTERS & PERIPHERALS -- 2.2%
CSG Systems International, Inc.* ...  7,540    $   143,109
DST Systems, Inc.* .................  6,225        291,330
Storage Technology Corp.* .......... 22,210        806,001
                                               ------------
                                               $ 1,240,440
                                               ------------


CONSUMER DURABLES & APPAREL -- 7.6%
D.R. Horton, Inc.................... 24,266    $   912,644
Harman International................  4,175        339,678
Hovnanian Enterprises,Inc.-Class A*.  4,605        300,246
Lennar Corp. - Class A.............. 11,860        752,517
Mohawk Industries, Inc.* ...........  9,615        793,238
Timberland Co. - Class A* .......... 10,070        389,910
Toll Brothers, Inc.* ...............  6,895        700,187
Tupperware Corp.....................  7,135        166,745
                                               ------------
                                               $ 4,355,165
                                               ------------


DIVERSIFIED FINANCIALS -- 6.6%
AmeriCredit Corp.* ................. 15,055    $   383,903
Edwards, A.G., Inc..................  6,585        297,313
I Shrs S&P Midcap 400 Index
 Fd-Mid Cap......................... 11,560        792,438
Jefferies Group, Inc................  8,615        326,422
Legg Mason, Inc..................... 13,130      1,366,964
Raymond James Financial, Inc........ 11,550        326,288
Ryland Group, Inc...................  3,410        258,717
                                               ------------
                                               $ 3,752,045
                                               ------------


EDUCATION -- 0.4%
Career Education Corp.* ............  6,420    $   235,036
                                               ------------



ELECTRONIC EQUIPMENT & INSTRUMENTS-- 3.7%
Ametek, Inc.........................  7,780    $   325,593
Arrow Electronics, Inc.* ........... 23,430        636,359
Avnet, Inc.* ....................... 10,975        247,267
Energizer Holdings, Inc.* ..........  5,915        367,736
Tech Data Corp.* ................... 14,365        525,903
                                               ------------
                                                 2,102,858
                                               ------------


ENERGY -- 8.5%

Forest Oil Corp.* ..................  3,985    $   167,370
Murphy Oil Corp..................... 14,505        757,596
Newfield Exploration Company* ...... 24,910        993,660
Noble Energy, Inc...................  7,780        588,557
Plains Exploration & Production Co.* 29,370      1,043,516
Pogo Producing Co................... 13,575        704,814
Smith International, Inc............  5,250        334,425
Western Gas Resources, Inc..........  7,875        274,838
                                               ------------
                                               $ 4,864,776
                                               ------------

FOOD, BEVERAGE & TOBACCO -- 2.8%
Constellation Brands, Inc.-Class A*. 24,210    $   714,195
PepsiAmericas, Inc..................  7,920        203,227
Smithfield Foods, Inc.* ............ 18,875        514,721
Universal Corp......................  4,055        177,528
                                               ------------
                                               $ 1,609,671
                                               ------------



HEALTH CARE EQUIPMENT & SERVICES-- 10.6%
Beckman Coulter, Inc................  6,585    $   418,608
Covance, Inc.* .....................  6,320        283,578
Coventry Health Care, Inc.* ........ 18,370      1,299,678
Cytyc Corp.* .......................  8,970        197,878
Health Net, Inc.* .................. 10,620        405,259
Inamed Corp.* ......................  1,980        132,601
LifePoint Hospitals, Inc.* ......... 14,675        741,381
Lincare Holdings, Inc.* ............ 13,455        549,502
Pacificare Health Systems, Inc.* ... 11,215        801,312
Renal Care Group, Inc.* ............  9,710        447,631
Triad Hospitals, Inc.* ............. 14,580        796,651
                                               ------------
                                               $ 6,074,079
                                               ------------



HOTELS, RESTAURANTS & LEISURE -- 1.1%
Boyd Gaming Corp.................... 12,145    $   620,974
                                               ------------



INSURANCE -- 5.6%
Everest Re Group, Ltd...............  4,440    $   412,920
Fidelity National Financial, Inc....  5,012        178,878
First American Corp................. 20,280        814,039
Old Republic International Corp..... 10,115        255,808
PMI Group Inc., (The)...............  7,180        279,876
Protective Life Corp................  9,140        385,891
Radian Group, Inc................... 11,645        549,877
Stancorp Financial Group............  4,035        309,000
                                               ------------
                                               $ 3,186,289
                                               ------------



MATERIALS -- 2.5%
Cabot Corp..........................  6,300    $   207,900
Cytec Industries, Inc...............  9,590        381,682
FMC Corp.* .........................  6,010        337,401
RPM International, Inc.............. 28,060        512,376
                                               ------------
                                               $ 1,439,359
                                               ------------



MEDIA -- 1.1%
Catalina Marketing Corp............. 25,055    $   636,648
                                               ------------


PHARMACEUTICALS & BIOTECHNOLOGY-- 0.6%
Barr Laboratories, Inc.* ...........  6,020    $   293,415
Perrigo Company.....................  6,105         85,104
                                               ------------
                                               $   378,519
                                               ------------

REAL ESTATE -- 0.4%
New Plan Excel Realty Trust REIT....  7,920    $   215,186
                                               ------------


RETAILING -- 10.6%
Abercrombie & Fitch Co. - Class A...  9,685    $   665,360
American Eagle Outfitters........... 21,640        663,266
Barnes & Noble, Inc.* .............. 10,190        395,372
BJ's Wholesale Club, Inc.* .........  7,015        227,917
CDW Corp............................  5,600        319,704
Chico's FAS, Inc.* .................  9,710        332,859
Claire's Stores, Inc................ 18,110        435,546
Foot Locker, Inc.................... 18,155        494,179
Michaels Stores, Inc................  4,985        206,229
Neiman Marcus Group, Inc. - Class A.  5,130        497,200
Pacific Sunwear of California, Inc.* 14,125        324,734
Petsmart, Inc.......................  8,445        256,306
United Rentals, Inc.* .............. 32,855        664,000
Urban Outfitters, Inc.* ............ 10,090        572,002
                                               ------------
                                              $  6,054,674
                                               ------------



SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 2.9%
Cree, Inc.* ........................ 31,290    $   796,956
International Rectifier Corp.* .....  7,730        368,876
Lam Research Corp.* ................  9,400        272,036
Microchip Technology, Inc...........  6,705        198,602
                                               ------------
                                              $  1,636,470
                                               ------------


SOFTWARE & SERVICES -- 2.4%
Activision, Inc.* .................. 34,565    $   571,014
Cognizant Technology Solutions Corp.* 6,345        299,040
Fair Isaac, Inc.....................  5,800        211,700
Gtech Holdings Corp.................  3,005         87,866
Jack Henry & Associates, Inc........ 10,410        190,607
                                               ------------
                                              $  1,360,227
                                               ------------



TELECOMMUNICATION SERVICES -- 0.5%
Cincinnati Bell, Inc.* ............. 32,510    $   139,793
Telephone & Data Systems, Inc.......  3,625        147,936
                                               ------------
                                               $   287,729
                                               ------------

TRANSPORTATION -- 3.0%
CNF Transporation, Inc..............  6,610    $   296,789
Hunt, J.B. Transport Services, Inc.. 40,665        784,835
Overseas Shipholding Group..........  4,605        274,688
Yellow Roadway Corp.* ..............  6,990        355,092
                                               ------------
                                               $ 1,711,404
                                               ------------


UTILITIES -- 8.3%
Energy East Corp.................... 20,950    $   607,131
Equitable Resources, Inc............ 16,250      1,105,000
MDU Resources Group, Inc............ 16,857        474,862
Oneok, Inc.......................... 17,490        571,049
Questar Corp........................ 12,930        852,087
Sierra Pacific Resources* .......... 46,165        574,754
Wisconsin Energy Corp............... 13,885        541,515
                                               ------------
                                              $  4,726,398
                                               ------------


TOTAL EQUITY INTERESTS-- 98.1%
  (identified cost, $44,578,791)               $56,082,228

OTHER ASSETS, LESS LIABILITIES  -- 1.9%          1,090,995
                                               ------------

NET ASSETS -- 100%                             $57,173,223
                                               ============




* Non-income-producing security.

See notes to financial statements

WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
-------------------------------------------------------------------------------




                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 2005 (unaudited)
-------------------------------------------------------------------------------


ASSETS:
  Investments, at value
  (identified cost $44,578,791) (Note 1A).     $ 56,082,228
  Cash....................................          972,854
  Receivable for fund shares sold.........          102,667
  Receivable from investment adviser......            7,714
  Dividends receivable....................           24,054
  Other assets............................           16,300
                                               ------------
  Total assets............................     $ 57,205,817
                                               ------------

LIABILITIES:
  Payable for fund shares reacquired......     $     15,333
  Payable to affiliate for Trustees' fees.              881
  Transfer agent fee payable..............            2,022
  Accrued expenses and other liabilities..           14,358
                                               ------------
  Total liabilities.......................     $     32,594
                                               ------------
NET ASSETS................................     $ 57,173,223
                                               ============

NET ASSETS CONSIST OF:
  Proceeds from sales of shares (including the market
   value of securities received in exchange for fund
   shares and shares issued to shareholders in
   payment of distributions declared), less cost
   of shares reacquired...................     $ 42,965,717
  Accumulated undistributed net realized gain on
   investments (computed on the basis of
   identified cost).......................        1,776,906
  Unrealized appreciation on investments
   (computed on the basis of identified cost)    11,503,437
  Undistributed net investment income.....          927,163
                                               -----------
   Net assets applicable to outstanding
    share.................................     $ 57,173,223
                                               ============
  SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................        4,237,396
                                               ============
  NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST.................     $      13.49
                                               ============







                             STATEMENT OF OPERATIONS

                   Six Months Ended June 30, 2005 (unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME (Note 1C):
  Dividend income.........................     $    259,556

Expenses -
  Investment adviser fee (Note 2):........     $    128,810
  Administrator fee (Note 2):.............           25,762
  Compensation of Trustees who are not employees
   of the investment adviser or administrator         7,607
  Custodian fee (Note 1D).................           45,653
  Distribution expenses (Note 3):.........           53,671
  Transfer and dividend disbursing agent fees        11,784
  Printing................................            1,629
  Interest expense........................            1,773
  Shareholder communications..............            4,570
  Audit services..........................           12,836
  Legal services..........................            3,348
  Registration costs......................            8,556
  Miscellaneous ..........................            3,373
                                               ------------
  Total expenses..........................     $    309,372

Deduct -
  Reduction of custodian fee (Note 1D):...     $    (5,981)
  Preliminary allocation of expenses to
   investment adviser (Note 2):...........          (7,714)
  Preliminary reduction of distribution expenses
   by principal underwriter (Note 3):.....         (26,837)
                                               ------------
  Total deductions........................     $   (40,532)
                                               ------------
  Net expenses............................     $   268,840
                                               ------------
  Net investment loss.....................     $    (9,284)
                                               ------------



 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investment transactions
   (identified cost basis)................     $  1,774,744
  Change in unrealized appreciation of
   investments............................          674,470
                                               ------------
  Net realized and unrealized gain
   of investments.........................     $  2,449,214
                                               ------------

  Net increase in net assets from operations   $  2,439,930
                                               ============

See notes to financial statements

WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
-------------------------------------------------------------------------------



                                                                                     Six Months Ended         Year Ended
STATEMENTS OF CHANGES IN NET ASSETS                                                    June 30, 2005          Dec. 31,2004
------------------------------------------------------------------------------------------------------------------------------
                                                                                        (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
   From operations -
     Net investment loss........................................................     $     (9,284)         $    (89,696)
     Net realized gain on investments...........................................        1,774,744             4,095,367
     Change in unrealized appreciation of investments...........................          674,470             1,915,763
                                                                                     --------------        --------------

       Net increase in net assets resulting from operations.....................     $  2,439,930          $  5,921,434
                                                                                     --------------        --------------
   Distributions to shareholders (Note 1F) -
     From net realized gain.....................................................     $ (1,387,931)         $ (1,597,259)
                                                                                     --------------        --------------
       Total distributions......................................................     $ (1,387,931)         $ (1,597,259)
                                                                                     --------------        --------------
   Net increase in net assets from fund share transactions (Note 4).............     $ 12,623,366          $    983,877
                                                                                     --------------        --------------
   Net increase in net assets...................................................     $ 13,675,365          $  5,308,052

NET ASSETS:

   At beginning of period.......................................................       43,497,858            38,189,806
                                                                                     --------------        --------------
   At end of period.............................................................     $ 57,173,223          $ 43,497,858
                                                                                     ==============        ==============

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS
AT END OF PERIOD................................................................     $    927,163          $    936,447
                                                                                     ==============        ==============



See notes to financial statements

WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
-------------------------------------------------------------------------------


                                                Six Months
                                                   Ended                   Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                           June 30, 2005    2004         2003(6)      2002(6)      2001(6)     2000(6)
---------------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)

Net asset value, beginning of period........     $ 13.226     $ 11.870     $   9.270    $  11.580    $  13.430    $ 15.130
                                                 ---------    ---------    ---------    ---------    ---------     ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment loss(1) ................     $ (0.003)    $ (0.028)    $  (0.023)   $  (0.046)   $  (0.045)   $ (0.041)
     Net realized and unrealized gain (loss)        0.714        1.884         2.756       (1.831)      (1.322)      1.638
                                                 ---------    ---------    ---------    ---------    ---------     ---------
         Total income (loss)
         from investment operations.........     $  0.711     $  1.856     $   2.733    $  (1.877)   $  (1.367)   $  1.597
                                                 ---------    ---------    ---------    ---------    ---------     ---------

LESS DISTRIBUTIONS:
     Distributions from capital gains.......     $ (0.444)    $ (0.500)    $  (0.133)   $  (0.433)   $  (0.483)   $ (3.297)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
         Total distributions................     $ (0.444)    $ (0.500)    $  (0.133)   $  (0.433)   $  (0.483)   $ (3.297)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
Net asset value, end of period..............     $ 13.493     $ 13.226     $  11.870    $   9.270    $  11.580    $ 13.430
                                                 =========    =========    =========    =========    =========     =========

TOTAL RETURN(2) ............................        5.45%       15.73%        30.06%      (16.98%)     (10.15%)     10.75%

RATIOS/SUPPLEMENTAL DATA(1):

     Net assets, end of period (000 omitted)     $ 57,173    $  43,498    $  38,190    $  32,817    $  45,883    $ 51,201
     Ratio of net expenses to average net assets    1.28%(8)     1.26%        1.25%        1.26%(3)     1.26%(3)    1.26%(3)
     Ratio of net expenses after custodian fee
        reduction to average net assets(5)(7)       1.25%(8)     1.25%        1.25%        1.25%(3)     1.25%(3)    1.25%(3)
     Ratio of net investment (loss) to average
        net assets..........................       (0.04%)(8)   (0.23%)      (0.23%)       (0.44%)     (0.38%)     (0.28%)
     Portfolio turnover rate  ..............          37%          69%         106%          119%(4)      67%(4)      55%(4)
--------------------------------------------------------------------------------------------------------------------------------

(1)The operating expenses of the fund were reduced by an allocation of expenses to the distributor and/or investment adviser. Had such action not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                   2005         2004          2003         2002         2001         2000
                                                 --------------------------------------------------------------------------

     Net investment loss per share..........     $ (0.013)    $ (0.050)    $  (0.057)   $  (0.064)   $  (0.057)    $ (0.051)
                                                 =========    =========    =========    =========    =========     =========
     Ratios (As a percentage of average net assets):

        Expenses...........................        1.44%(8)     1.44%         1.59%        1.43%(3)     1.37%(3)     1.33%(3)
                                                 =========    =========    =========    =========    =========     =========
        Expenses after custodian fee reduction(5)  1.41%(8)     1.43%         1.59%        1.42%(3)     1.36%(3)     1.32%(3)
                                                 =========    =========    =========    =========    =========     =========
         Net investment loss................      (0.20%)(8)   (0.41%)       (0.57%)      (0.61%)      (0.49%)      (0.35%)
                                                 =========    =========    =========    =========    =========     =========

-------------------------------------------------------------------------------------------------------------------------------

(2)Total return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each  period reported. Dividends and distributions,  if any, are assumed to be invested at the net asset value on the reinvestment date.
(3)Includes each fund's share of its corresponding portfolio's allocated expenses (Note 1).
(4)Represents portfolio turnover rate of the fund's corresponding portfolio (Note 1).
(5)Custodian fees were reduced by credits  resulting from cash balances the fund and/or the portfolio maintained with the custodian (Note 1D). The computation of net  expenses  to average  daily net  assets  reported  above is  computed without consideration of such credits.
(6)Certain per share amounts are based on average shares outstanding.
(7)Under a written  agreement in effect through the current fiscal year,  Wright waives a portion of its  advisory  fee and/or  distribution  fees and assumes operating  expenses to the extent  necessary to limit expense ratios to 1.25%
   after custodian fee reductions, if any.
(8)Annualized.


See notes to financial statements

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - June 30, 2005 (unaudited)




                EQUITY INTERESTS -- 99.8%

                                     Shares       Value
AEROSPACE & DEFENSE -- 0.3%
Lockheed Martin Corp................  2,820    $   182,933
                                               ------------



AUTOMOBILES & COMPONENTS -- 2.4%
Harley-Davidson, Inc................  2,110    $   104,656
Paccar, Inc......................... 21,385      1,454,180
                                               ------------
                                                 1,558,836
                                               ------------


BANKS -- 9.5%
Bank of America Corp................ 61,458    $ 2,803,099
Capital One Financial Corp.......... 12,760      1,020,928
MBNA Corp........................... 40,805      1,067,459
Wells Fargo & Co.................... 21,025      1,294,719
                                               ------------
                                               $ 6,186,205
                                               ------------



CAPITAL GOODS -- 2.2%
Cummins, Inc........................  9,115    $   680,070
Tyco International, Ltd.............  8,875        259,150
United Technologies Corp............  9,610        493,473
                                               ------------
                                               $ 1,432,693
                                               ------------




COMMERCIAL SERVICES & SUPPLIES -- 0.3%
H&R Block, Inc......................  3,590    $   209,476
                                               ------------



COMMUNICATIONS EQUIPMENT -- 3.2%
Cisco Systems, Inc.* ............... 10,476    $   200,196
Qualcomm, Inc....................... 31,599      1,043,083
Scientific-Atlanta, Inc............. 24,270        807,463
                                               ------------
                                               $ 2,050,742
                                               ------------



COMPUTERS & PERIPHERALS -- 3.9%
Apple Computer, Inc.* ..............  9,980    $   367,364
Computer Sciences Corp.* ........... 13,850        605,245
Dell, Inc.* ........................ 10,769        425,483
Hewlett-Packard Co.................. 36,470        857,410
Lexmark International, Inc.* .......  4,490        291,087
                                               ------------
                                               $ 2,546,589
                                               ------------



CONSUMER DURABLES & APPAREL -- 2.5%
Brunswick Corp......................  1,700    $    73,644
Centex Corp.........................  3,395        239,925
Fortune Brands, Inc.................  9,895        878,676
KB Home Corp........................  1,090         83,091
Liz Claiborne, Inc..................  1,705         67,791
Pulte Homes, Inc....................  3,310        278,867
                                               ------------
                                               $ 1,621,994
                                               ------------


DIVERSIFIED FINANCIALS -- 6.0%
Citigroup, Inc...................... 64,179    $ 2,966,995
Lehman Brothers Holdings, Inc.......  7,295        724,248
Providian Financial Corp.* ......... 11,155        196,663
                                               ------------
                                               $ 3,887,906
                                               ------------


ELECTRIC UTILITIES -- 0.1%
Duke Energy Corp....................  2,690    $    79,974
                                               ------------




ELECTRONIC EQUIPMENT & INSTRUMENTS-- 0.2%
Nvidia Corp.* ......................  2,525    $    67,468
PerkinElmer, Inc....................  2,960         55,944
                                               ------------
                                               $   123,412
                                               ------------


ENERGY -- 11.3%
Apache Corp.........................  5,548    $   358,401
ChevronTexaco Corp.................. 21,375      1,195,290
ConocoPhillips Co................... 27,580      1,585,574
EOG Resources, Inc..................  3,525        200,220
Exxon Mobil Corp.................... 51,355      2,951,372
Occidental Petroleum Corp...........  8,825        678,907
TXU Corp............................  4,765        395,924
                                               ------------
                                               $ 7,365,688
                                               ------------


FOOD, BEVERAGE & TOBACCO -- 4.4%
Altria Group, Inc................... 14,730    $   952,442
Archer-Daniels-Midland Co........... 44,820        958,252
Molson Coors Brewing Co. - Class B.. 12,415        769,730
Supervalu, Inc......................  5,975        194,845
                                               ------------
                                               $ 2,875,269
                                               ------------


FOREST PRODUCTS & PAPER -- 0.4%

Georgia-Pacific Corp................  7,860    $    249,948
                                               ------------

HEALTH CARE EQUIPMENT & SERVICES-- 8.0%
Becton Dickinson & Co...............  1,875    $    98,381
C.R. Bard, Inc......................  5,354        356,095
Cigna Corp..........................  4,175        446,850
Health Management Associates-Class A 37,365        978,216
Humana, Inc.* ......................  8,965        356,269
Laboratory Corp.of America Holdings*  3,475        173,402
Manor Care, Inc.....................  2,400         95,352
Medco Health Solutions, Inc.* ......  4,130        220,377
Quest Diagnostics, Inc..............  8,200        436,814
St. Jude Medical, Inc.* ............  2,400        104,664
UnitedHealth Group, Inc............. 34,316      1,789,236
Wellpoint, Inc.* ...................  2,110        146,940
                                               ------------
                                               $ 5,202,596
                                               ------------


HEAVY MACHINERY -- 4.2%
Black & Decker Corp................. 11,030    $   991,046
Caterpillar, Inc.................... 11,045      1,052,699
Ingersoll-Rand Co. - Class A........ 10,005        713,857
                                               ------------
                                               $ 2,757,602
                                               ------------


HOTELS, RESTAURANTS & LEISURE -- 2.9%
Cendant Corp........................ 30,205    $   675,686
Darden Restaurants, Inc.............  1,880         62,002
McDonald's Corp..................... 42,300      1,173,825
                                               ------------
                                               $ 1,911,513
                                               ------------



INSURANCE -- 5.9%
Aetna, Inc..........................  2,770    $   229,411
AFLAC, Inc..........................  6,165        266,821
Allstate Corp.......................  7,730        461,868
AMBAC Financial Group, Inc..........  3,015        210,326
Chubb Corp..........................  4,925        421,629
Loews Corp..........................  2,810        217,775
MGIC Investment Corp................  2,690        175,442
Progressive Corp.................... 18,505      1,828,479
                                               ------------
                                               $ 3,811,751
                                               ------------


MATERIALS -- 2.8%
Ball Corp........................... 15,060    $   541,558
Bemis Co., Inc......................  2,265         60,113
Monsanto Co......................... 13,955        877,351
Nucor Corp..........................  7,260        331,201
                                               ------------
                                               $ 1,810,223
                                               ------------



PHARMACEUTICALS & BIOTECHNOLOGY-- 6.2%
Gilead Sciences, Inc.* .............  4,195    $   184,538
Johnson & Johnson, Inc.............. 23,886      1,552,590
Pfizer, Inc......................... 83,830      2,312,031
                                               ------------
                                               $ 4,049,159
                                               ------------


RETAILING -- 7.4%
Best Buy Co., Inc...................  4,005    $   274,543
CVS Corp............................  4,800        139,536
Gap (The), Inc......................  8,535        168,566
Home Depot, Inc..................... 53,225      2,070,453
J.C. Penney Co., Inc................  4,250        223,465
Limited Brands, Inc.................  2,285         48,945
Nike, Inc. - Class B................  1,040         90,064
Nordstrom, Inc......................  6,360        432,289
Office Depot, Inc.* ................ 11,580        264,487
Safeway, Inc........................ 17,465        394,534
Sears Holdings Corp.* ..............  1,800        269,766
Staples, Inc........................ 20,550        438,126
                                               ------------
                                               $ 4,814,774
                                               ------------




SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 1.0%
KLA-Tencor Corp.....................  1,375    $    60,088
Texas Instruments, Inc.............. 21,265        596,909
                                               ------------
                                               $   656,997
                                               ------------



SOFTWARE & SERVICES -- 4.9%
Autodesk, Inc....................... 32,490    $ 1,116,681
Automatic Data Processing, Inc......  4,865        204,184
International Business Machines Corp. 6,113        453,585
Microsoft Corp...................... 23,419        581,728
NCR Corp.* .........................  9,360        328,723
Oracle Corp.* ...................... 16,598        219,094
Symantec Corp.* .................... 12,060        262,184
                                               ------------
                                               $ 3,166,179
                                               ------------


TELECOMMUNICATION SERVICES -- 4.5%
Alltel Corp.........................  5,285    $   329,150
AT&T Corp........................... 46,030        876,411
Bellsouth Corp...................... 12,935        343,683
Corning, Inc.* .....................  8,660        143,929
Sprint Corp......................... 40,580      1,018,152
Verizon Communications, Inc.........  7,245        250,315
                                               ------------
                                                $2,961,640
                                               ------------

TEXTILES, CLOTHING & FABRICS -- 0.1%
VF Corp.............................  1,135    $    64,945
                                               ------------


TRANSPORTATION -- 0.9%
Burlington Northern Santa Fe Corp...  2,125    $   100,045
FedEx Corp..........................  2,539        205,684
Norfolk Southern Corp...............  9,160        283,594
                                               ------------
                                               $   589,323
                                               ------------


UTILITIES -- 4.3%
Exelon Corp......................... 47,586    $ 2,442,589
Sempra Energy.......................  9,095        375,714
                                               ------------
                                               $ 2,818,303
                                               ------------


TOTAL EQUITY INTERESTS-- 99.8%
  (identified cost, $52,689,563)....           $64,986,670

OTHER ASSETS, LESS LIABILITIES -- 0.2%             151,687
                                               ------------

NET ASSETS -- 100%                             $65,138,357
                                               ============




* Non-income-producing security.

See notes to financial statements

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
------------------------------------------------------------------------------



                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 2005 (unaudited)
-------------------------------------------------------------------------------


ASSETS:
  Investments, at value
  (identified cost $52,689,563) (Note 1A).     $ 64,986,670
  Cash....................................          103,212
  Receivable for fund shares sold.........           10,431
  Receivable from investment adviser......            6,393
  Dividends receivable....................           55,094
  Prepaid expenses........................           17,323
                                               ------------
  Total assets............................     $ 65,179,123
                                               ------------


LIABILITIES:
  Payable for fund shares reacquired......     $     19,035
  Payable to affiliate for Trustees' fees.              881
  Transfer agent fee......................            2,248
  Accrued expenses and other liabilities..           18,602
                                               ------------
  Total liabilities.......................     $     40,766
                                               ------------
NET ASSETS................................     $ 65,138,357
                                               ============


NET ASSETS CONSIST OF:
  Proceeds from sales of shares (including the market
   value of securities received in exchange for fund
   shares and shares issued to shareholders in
   payment of distributions declared), less cost
   of shares reacquired...................    $ 86,470,468
  Accumulated undistributed net realized loss on
   investments (computed on the basis
   of identified cost)....................     (33,485,696)
  Unrealized appreciation on investments
   (computed on the basis of identified cost)   12,297,107
  Distributions in excess of net
   investment income......................        (143,522)
                                               ------------
   Net assets applicable to outstanding
     shares ..............................  $   65,138,357
                                               ============
  SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................       5,626,560
                                               ============

  NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST.................     $     11.58
                                               ============




                             STATEMENT OF OPERATIONS

                   Six Months Ended June 30, 2005 (unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME (Note 1C):
  Dividend income.........................     $    559,030
                                               ------------

Expenses -
  Investment adviser fee (Note 2):........     $    192,345
  Administrator fee (Note 2):.............           38,469
  Compensation of Trustees not employees of the
   investment adviser or administrator....            7,607
  Custodian fee (Note 1D):................           37,341
  Distribution expenses (Note 3):.........           80,144
  Transfer and dividend disbursing agent fees        12,789
  Printing................................            2,353
  Interest expense........................              955
  Shareholder communications..............            6,080
  Audit services..........................           13,356
  Legal services..........................            3,982
  Registration costs......................            9,866
  Miscellaneous ..........................            6,170
                                               ------------
  Total expenses..........................     $    411,457
                                               ------------


Deduct -
  Reduction of custodian fee (Note 1D):...     $    (4,353)
  Preliminary allocation of expenses to the
   investment adviser (Note 2):...........          (6,393)
                                               ------------
  Total deductions........................     $   (10,746)
                                               ------------
  Net expenses............................     $    400,711
                                               ------------
  Net investment income...................     $    158,319
                                               ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investment transactions
   (identified cost basis)................     $    552,892
  Change in unrealized depreciation of
   investments............................       (1,649,412)
                                               ------------

  Net realized and unrealized loss of
   investments............................     $ (1,096,520)
                                               ------------

  Net decrease in net assets from
    operations............................      $  (938,201)
                                               ============


See notes to financial statements

Wright Major Blue Chip Equities Fund (WMBC)
------------------------------------------------------------------------------




                                                                                     Six Months Ended         Year Ended
STATEMENTS OF CHANGES IN NET ASSETS                                                    June 30, 2005        December,31, 2004
---------------------------------------------------------------------------------------------------------------------------------
                                                                                        (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
   From operations -
     Net investment income .....................................................     $    158,319           $    325,576
     Net realized gain on investments...........................................          552,892              3,568,382
     Change in unrealized appreciation (depreciation) on investments............       (1,649,412)             3,534,335
                                                                                     --------------        --------------
       Net increase (decrease) in net assets resulting from operations..........     $   (938,201)          $  7,428,293
                                                                                     --------------        --------------
   Distributions to shareholders -
     From net investment income.................................................     $   (169,250)          $   (289,970)
                                                                                     --------------        --------------
       Total distributions......................................................     $   (169,250)          $   (289,970)
                                                                                     --------------        --------------
   Net increase (decrease) in net assets from fund share transactions (Note 4)..     $    742,950           $(13,174,341)
                                                                                     --------------        --------------
   Net decrease in net assets...................................................     $   (364,501)          $ (6,036,018)

NET ASSETS:
   At beginning of period.......................................................       65,502,858             71,538,876
                                                                                     --------------        --------------
   At end of period.............................................................     $ 65,138,357           $ 65,502,858
                                                                                     --------------        --------------
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME INCLUDED IN NET ASSETS
   AT END OF PERIOD.............................................................     $   (143,522)          $   (132,591)
                                                                                     ==============        ==============
See notes to financial statements


WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
-------------------------------------------------------------------------------


                                                Six Months
                                                   Ended                   Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                           June 30, 2005    2004         2003(4)      2002(4)      2001(4)     2000(4)
--------------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)

Net asset value, beginning of period........     $ 11.780     $ 10.530     $   8.570    $  11.380    $  13.690     $ 16.290
                                                 ---------    ---------    ---------    ---------    ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

     Net investment income (loss)(1) .......     $  0.028     $  0.053     $   0.029    $   0.024    $  (0.009)    $ (0.001)
     Net realized and unrealized gain (loss)       (0.198)       1.247         1.958       (2.812)      (2.301)      (2.005)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
         Total income (loss)
         from investment operations.........     $ (0.170)    $  1.300     $   1.987    $  (2.788)   $  (2.310)    $ (2.006)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS:

     Dividends from investment income.......     $ (0.030)    $ (0.050)    $  (0.027)   $  (0.022)   $   -         $ (0.010)
     Distributions from capital gains.......        -            -             -            -            -           (0.584)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
         Total distributions................     $ (0.030)    $ (0.050)    $  (0.027)   $  (0.022)   $   -         $ (0.594)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
Net asset value, end of period..............     $ 11.580     $ 11.780     $  10.530    $   8.570    $  11.380     $ 13.690
                                                 =========    =========    =========    =========    =========     =========
TOTAL RETURN(3) ............................       (1.44%)      12.36%        23.20%    (24.50%)       (16.87%)     (12.49%)

RATIOS/SUPPLEMENTAL DATA(1):

     Net assets, end of period (000 omitted)     $  65,138    $  65,503    $  71,539    $  66,609    $  95,121    $ 135,262
     Ratio of net expenses to average net assets     1.26%(7)     1.25%        1.25%        1.22%        1.13%        1.06%
     Ratio of net expenses after custodian fee
        reduction to average net assets(2)(6)        1.25%(7)     1.25%        1.25%        1.22%        1.13%        1.06%
     Ratio of net investment income (loss) to
        average net assets .................         0.49%(7)     0.49%        0.31%        0.25%       (0.08%)      (0.00%)(5)
     Portfolio turnover rate................           35%          74%         143%         130%          78%          88%

-----------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, the operating expenses of the Fund were reduced by an allocation of expenses to the distributor and/or investment adviser. Had such action not been undertaken, net investment income per share and the ratios would have been as follows:

                                                   2005         2004          2003
                                                   -------------------------------

     Net investment income per share........     $  0.027     $  0.050     $   0.024
                                                 =========    =========    =========
     Ratios (As a percentage of average net assets):
       Expenses.............................        1.28%(7)     1.28%         1.31%
                                                 =========    =========    =========

       Expenses after custodian fee reduction(2)    1.27%(7)      1.28%        1.31%
                                                 =========    =========    =========

       Net investment income................        0.47%(7)     0.46%         0.26%
                                                 =========    =========    =========


---------------------------------------------------------------------------------------------------------------------------------

(2)Custodian fees were reduced by credits resulting from cash balances the fund maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.
(3)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
(4 Certain per share amounts are based on average shares outstanding.
(5)Amount represents less than (0.00%) of average net assets.
(6)Under a written agreement in effect through the current fiscal year, Wright waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 1.25% after custodian fee reductions, if any.
(7)Annualized.

See notes to financial statements

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)





                  EQUITY INTERESTS -- 101.1%

                                       Shares       Value
AUSTRALIA -- 4.0%
Aristocrat Leisure, Ltd............  92,019   $    813,641
Boral, Ltd.......................... 72,129        356,273
Computershare, Ltd. (Ordinary)......  6,581         29,396
CSR, Ltd............................264,368        540,059
QBE Insurance Group, Ltd............ 71,037        867,992
                                               ------------
                                               $ 2,607,361
                                               ------------


AUSTRIA -- 1.5%
OMV AG (Stammaktie).................  2,210    $   963,166
                                               ------------



BELGIUM -- 0.9%
Fortis.............................. 22,009    $   611,507
                                               ------------


CANADA -- 7.1%
Canadian Natural Res, Ltd. (Common). 30,682    $ 1,112,248
Husky Energy, Inc................... 20,130        800,894
Manulife Financial Corp............. 17,733        847,124
Nexen Inc. (Common)................. 14,391        437,088
Nortel Networks Corp. (Common)* .... 27,699         72,142
Penn West Petroleum Ltd. (Common)... 11,153        263,891
Power Financial Corp. (Common)...... 43,621      1,163,892
                                               ------------
                                               $ 4,697,279
                                               ------------


DENMARK -- 3.1%
Danisco A/S.........................     97    $     6,304
Danske Bank A/S..................... 57,130      1,719,385
TDC A/S.............................  4,900        210,160
Topdanmark A/S* ....................  1,772        129,259
                                               ------------
                                               $ 2,065,108
                                               ------------


FINLAND -- 1.4%
Cargotec Corp.* ....................  2,460    $    68,707
Fortum Oyj.......................... 25,490        408,888
Kone Oyj* ..........................  2,940        176,186
Nokian Renkaat Oyj.................. 13,275        242,035
                                               ------------
                                               $   895,816
                                               ------------


FRANCE -- 5.9%
Pernod Ricard SA (Actions
 Ordinaries)......................... 2,506    $   400,473
Schneider Electric SA............... 20,784      1,568,860
Societe Generale....................  7,281        741,761
Veolia Environment (Actions
 Ordinaries)........................  1,767         66,466
Vinci............................... 13,306      1,108,293
                                               ------------
                                                 3,885,853
                                               ------------


GERMANY -- 7.6%
Allianz AG (Namensaktie)............  3,526    $   405,403
Bayer AG (Stammaktie)............... 14,542        485,730
Celesio AG..........................  4,194        329,985
Continental AG (Stammaktie).........  8,526        615,088
E. On AG (Stammaktie)............... 22,692      2,024,142
MAN AG (Stammaktie).................    397         16,500
RWE AG.............................. 17,325      1,119,619
                                               ------------
                                               $ 4,996,467
                                               ------------


GREECE -- 0.2%
National Bank of Greece SA..........  3,153    $   107,186
                                               ------------



HONG KONG -- 2.6%
Cheung Kong Holdings, Ltd. (Ord).... 60,000    $   584,694
CLP Holdings, Ltd. (Ordinary).......105,000        602,447
Wharf Holdings, Ltd................. 85,000        298,522
Yue Yuen Industrial Holdings, Ltd... 68,000        208,200
                                               ------------
                                               $ 1,693,863
                                               ------------


IRELAND -- 1.3%
Bank of Ireland (Cap. Stock)........  5,903    $    95,906
CRH PLC (Ordinary).................. 11,873        315,510
DCC PLC............................. 12,987        259,425
Grafton Group PLC* ................. 14,025        162,662
                                               ------------
                                               $   833,503
                                               ------------


ITALY -- 3.9%
Banca Intesa Spa (Azioni Ordinarie). 10,872    $    49,819
Enel Spa............................ 48,082        419,115
Eni Spa (Azioni Ordinarie).......... 80,314      2,072,017
                                               ------------
                                               $ 2,540,951
                                               ------------

JAPAN -- 19.8%
Acom Co., Ltd. (Common).............  5,070    $   325,311
Aiful Corp. (Common)................ 15,075      1,125,081
Asahi Glass Co., Ltd................ 22,000        231,495
Canon, Inc.......................... 16,100        848,516
Central Glass Co., Ltd.............. 45,000        281,428
Daito Trust Construct Co., Ltd......  9,500        355,789
Eisai Co., Ltd. (Common)............ 26,300        885,290
Fuji Soft ABC, Inc. (Common)........ 21,200        677,267
Honda Motor Co., Ltd. (Common)...... 17,060        842,146
Konami Corp.........................  5,200        109,810
Kyocera Corp........................  6,700        512,734
Mitsui OSK Lines, Ltd...............146,000        902,536
Nissan Chemical Industries, Ltd..... 22,000        237,054
Nissan Motor Co., Ltd. (Common)..... 86,000        852,161
Sankyo Co., Ltd. ...................  7,000        325,963
Sega Sammy Holdings, Inc............ 14,900        914,358
Takeda Chemicals Ind., Ltd. (Common) 15,300        759,408
Toyota Motor Corp. (Common)......... 35,700      1,279,027
Uniden Corp......................... 22,000        348,633
Yamada Denki Co., Ltd. (Common)..... 14,500        834,853
Yamaha Motor Co., Ltd............... 21,000        385,660
                                               ------------
                                               $13,034,520
                                               ------------

NETHERLANDS -- 5.5%
ABN Amro Holdings NV (Aandeel)...... 33,910    $   835,431
ING Groep NV - ADR (Aandeel)........ 69,788      1,974,504
Koninklijke Philips Electronics NV.. 16,622        420,580
Royal Dutch Petroleum Co. (Aandeel).  3,953        258,428
TNT NV..............................  4,451        112,891
                                               ------------
                                              $  3,601,834
                                               ------------




NORWAY -- 4.1%
Norsk Hydro ASA (Ordinaere Aksje)...  6,084    $   558,353
Orkla ASA........................... 25,100        925,250
Statoil ASA......................... 54,597      1,114,855
Telenor ASA......................... 17,079        136,495
                                               ------------
                                               $ 2,734,953
                                               ------------



SINGAPORE -- 0.4%

Jardine Cycle & Carriage, Ltd....... 19,000    $   149,766
Keppel Corp., Ltd................... 14,000        103,716
                                               ------------
                                               $   253,482
                                               ------------


SPAIN -- 5.5%
Acciona SA (Accion).................  6,787    $   673,768
ACS, Actividades de Construccion
   y Servicios SA...................  8,265        231,539
Banco Santander Central Hispano SA
   (Accion Nom)..................... 28,555        331,527
Fomento de Construcciones y Contratas
   SA (Accion)...................... 10,218        576,338
Grupo Ferrovial SA (Accion
 Al Portador).......................  8,744        564,230
Repsol YPF SA (Accion).............. 47,484      1,216,414
Sociedad General de Aguas de
   Barcelona SA.....................  1,836         39,610
                                               ------------
                                               $ 3,633,426
                                               ------------


SWEDEN -- 4.9%
Getinge AB (B Aktie)................  2,823    $    38,501
Nordea Bank AB......................174,209      1,583,931
Skandia Forsakrings AB.............. 36,826        202,311
Telefonaktiebolaget
 LM Ericsson ADR*................... 19,200        613,440
TeliaSonera AB......................171,745        820,352
                                               ------------
                                               $ 3,258,535
                                               ------------


SWITZERLAND -- 2.2%
Micronas Semiconductor
 (Namenaktie)* ..................... 15,299    $   579,191
Phonak Holding AG...................  8,620        323,645
Zurich Financial Services
   (Inhaberaktie)* .................  3,124        538,427
                                               ------------
                                              $  1,441,263
                                               ------------


UNITED KINGDOM -- 19.2%
Alliance Unichem PLC (Ordinary)..... 14,540    $   221,399
Anglo American PLC (Ordinary)....... 35,000        821,211
Barclays PLC (Ordinary).............212,525      2,116,124
Barratt Developments PLC............ 49,537        636,199
Bellway PLC.........................  1,680         25,988
BP PLC..............................    469          4,884
Cable & Wireless PLC (Ordinary).....374,396        999,918
Dixons Group PLC (Ordinary).........238,621        671,514
HBOS PLC............................103,723      1,599,827
Inchcape PLC........................ 12,979        478,545
Man Group PLC.......................  1,219         31,617
Persimmon PLC (Ordinary)............ 63,838        893,670
Shell Transport & Trading Co. PLC
   (Ordinary) (Registered)..........163,855      1,594,067
Tesco PLC (Ordinary)................220,783      1,261,429
Wolseley PLC (Ordinary)............. 60,652      1,276,322
                                               ------------
                                               $12,632,714
                                               ------------


TOTAL EQUITY INTERESTS-- 101.1%
   (identified cost, $57,811,182)...           $ 66,488,787
                                               ------------

OTHER ASSETS, LESS LIABILITIES -- (1.1%)          (717,797)
                                               ------------

NET ASSETS -- 100%                             $65,770,990
                                               ============


* Non-income-producing security.

ADR American Depository Receipts

See notes to financial statements

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
-------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 2005 (unaudited)
-------------------------------------------------------------------------------


ASSETS:
  Investments, at value
   (identified cost $57,811,182) (Note 1A)     $ 66,488,787
  Cash....................................               97
  Foreign currency, at value (cost $39,115)
   (Note 1)...............................           38,994
  Receivable for fund shares sold.........          226,474
  Dividends receivable....................           65,996
  Tax reclaim receivable..................           69,449
  Prepaid expenses........................           21,928
  Other assets............................            5,203
                                               ------------
    Total assets..........................     $ 66,916,928
                                               ------------


LIABILITIES:
  Payable for fund shares reacquired......     $      4,133
  Demand note payable.....................        1,114,000
  Payable to affiliate for Trustees' fees.              881
  Transfer agent fee payable..............            1,460
  Accrued expenses and other liabilities..           25,464
                                               ------------
    Total liabilities.....................     $  1,145,938
                                               ------------

NET ASSETS................................     $ 65,770,990
                                               ============

NET ASSETS CONSIST OF:
  Proceeds from sales of shares (including the market
   value of securities received in exchange for fund
   shares and shares issued to shareholders in
   payment of distributions declared), less cost
   of shares reacquired...................     $ 71,581,205
  Accumulated net realized loss on investments
   and foreign currency (computed on the
   basis of identified cost)..............     (16,449,420)
  Unrealized appreciation of investments and
   translation of assets and liabilities in foreign
   currencies (computed on the basis of
   identified cost).......................        8,679,961
  Undistributed net investment income.....        1,959,244
                                               ------------
   Net assets applicable to outstanding
     shares...............................     $ 65,770,990
                                               ============

  SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................        4,261,876
                                               ============

  NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST.................     $      15.43
                                               ============


                             STATEMENT OF OPERATIONS

                   Six Months Ended June 30, 2005 (unaudited)
------------------------------------------------------------------------------


INVESTMENT INCOME (Note 1C):
  Dividend income.........................     $  1,284,123
  Less: Foreign Taxes.....................        (157,657)
                                               ------------
  Investment income.......................     $  1,126,466
                                               ------------

Expenses -
  Investment adviser fee (Note 2):........     $    252,827
  Administrator fee (Note 2):.............           53,726
  Compensation of Trustees not employees of
   the investment adviser or administrator            7,607
  Custodian fee (Note 1D):................           79,131
  Distribution expenses (Note 3):.........           79,008
  Transfer and dividend disbursing agent fees        11,998
  Printing................................            2,081
  Interest expense........................            4,597
  Shareholder communications..............            5,430
  Audit services..........................           15,171
  Legal services..........................            3,620
  Registration costs......................           16,658
  Miscellaneous ..........................            3,619
                                               ------------
  Total expenses..........................     $    535,473
                                               ------------


Deduct -
  Reduction of custodian fee (Note 1D):...     $     (3,093)
                                               ------------
  Net expenses............................     $    532,380
                                               ------------
  Net investment income...................     $    594,086
                                               ------------


 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain -
   Investment transactions (identified cost
    basis)................................     $  2,803,161
   Foreign currency transactions..........          (23,178)
                                               ------------

  Net realized gain.......................     $  2,779,983
  Change in unrealized depreciation -
   Investments (identified cost basis)....       (1,125,567)
   Foreign currency.......................          (10,253)
                                               ------------

  Net change in unrealized depreciation...     $ (1,135,820)
                                               ------------
  Net realized and unrealized gain of
   investments ...........................     $  1,644,163
                                               ------------
  Net increase in net assets from operations   $  2,238,249
                                               ============


See notes to financial statements

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
-------------------------------------------------------------------------------




                                                                                     Six Months Ended         Year Ended
STATEMENTS OF CHANGES IN NET ASSETS                                                    June 30, 2005      December 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
                                                                                        (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
   From operations -
     Net investment income .....................................................     $     594,086          $    534,963
     Net realized gain on investments and foreign currency transactions.........         2,779,983             8,968,316
     Change in unrealized depreciation on investments and translation of assets
       and liabilities in foreign currencies ...................................       (1,135,820)               (73,598)
                                                                                     --------------        --------------
       Net increase in net assets resulting from operations.....................     $   2,238,249          $  9,429,681
                                                                                     --------------        --------------
   Distributions to shareholders

     From net investment income.................................................     $   (704,313)          $   (376,098)
                                                                                     --------------        --------------
       Total distributions......................................................     $   (704,313)          $   (376,098)
                                                                                     --------------        --------------

   Net increase (decrease) in net assets from fund share transactions (Note 4) .     $   1,971,361          $ (1,373,901)
                                                                                     --------------        --------------

   Net increase in net assets...................................................     $   3,505,297          $  7,679,682

NET ASSETS:
   At beginning of period.......................................................        62,265,693            54,586,011
                                                                                     --------------        --------------

   At end of period.............................................................     $  65,770,990          $ 62,265,693
                                                                                     ==============        ==============

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS
AT END OF PERIOD................................................................     $   1,959,244          $  2,069,471
                                                                                     ==============        ==============


See notes to financial statements

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
------------------------------------------------------------------------------


                                                Six Months
                                                   Ended                   Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                         June 30, 2005(4)   2004         2003(4)      2002(4)      2001(4)     2000(4)
----------------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)

Net asset value, beginning of period........      $ 15.070     $ 12.890      $ 9.840      $11.510      $15.180     $18.900
                                                 ---------    ---------    ---------    ---------    ---------     ---------
INCOME (LOSS)  FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ..........       $ 0.140      $ 0.128      $ 0.073      $ 0.070     $ (0.023)    $ 0.135
     Net realized and unrealized gain (loss)         0.387        2.140        3.044       (1.740)      (3.647)     (3.455)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
         Total income (loss)
            from investment operations......       $ 0.527      $ 2.268      $ 3.117     $ (1.670)    $ (3.670)   $ (3.320)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS:
     Dividends from investment income.......      $ (0.167)    $ (0.088)    $ (0.067)     $ -          $ -         $ -
     Distributions from capital gains.......         -            -            -            -            -          (0.400)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
         Total distributions................      $ (0.167)    $ (0.088)    $ (0.067)     $ -          $ -        $ (0.400)
                                                 ---------    ---------    ---------    ---------    ---------     ---------

Net asset value, end of period..............      $ 15.430     $ 15.070      $12.890      $ 9.840      $11.510     $15.180
                                                 =========    =========    =========    =========    =========     =========

TOTAL RETURN(1) ............................         3.49%       17.71%       31.96%      (14.51%)     (24.18%)    (17.58%)

RATIOS/SUPPLEMENTAL DATA

     Net assets, end of period (000 omitted)      $ 65,771     $ 62,266     $ 54,586      $ 50,835     $ 66,828    $110,868
     Ratio of net expenses to average net assets     1.69%(6)     1.72%        1.80%         1.66%(2)     1.56%(2)    1.49%(2)

     Ratio of net expenses after custodian fee
       reduction to average net assets(5)            1.68%(6)     1.71%        1.80%         1.65%(2)     -           -
     Ratio of net investment income (loss) to average
        net assets                                   1.88%(6)     0.97%        0.81%         0.65%       (0.18%)      0.76%
     Portfolio turnover rate  ..............           42%         121%          77%           62%(3)       39%(3)     53%(3)

--------------------------------------------------------------------------------------------------------------------------------

(1)Total return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each  period reported. Dividends and distributions,  if any, are assumed to be invested at the net asset value on the reinvestment date.
(2)Includes the fund's share of its corresponding Portfolio's allocated expenses (Note 1).
(3)Represents portfolio turnover rate of the fund's corresponding portfolio (Note 1).
(4)Certain per share amounts are based on average shares outstanding.
(5)Custodian fees were reduced by credits  resulting from cash balances the fund and/or the portfolio maintained with the custodian (Note 1D). The computation of net  expenses  to average  daily net  assets  reported  above is  computed without consideration of such credits.
(6)Annualized.

See notes to financial statements

WRIGHT MANAGED EQUITY TRUST
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Wright Managed Equity Trust (the Trust), issuer of Wright Selected Blue Chip Equities Fund (WSBC) series, Wright Major Blue Chip Equities Fund (WMBC) series, and Wright International Blue Chip Equities Fund (WIBC) series
(collectively, the Funds), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Funds seek to provide total return consisting of price appreciation and current income. Prior to December 20, 2002, WSBC and WIBC invested all of their investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding fund. Subsequent to December 20, 2002, the Funds invest directly in securities rather than through the Portfolios and maintain the same investment objectives.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuations - Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices, if those prices are deemed to be representative of market values at the close of business. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates fair value. Securities for which market quotations are unavailable or deemed not to be representative of market values at the close of business are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

B. Foreign Currency Translation - Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are translated into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

C. Income - Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the fund is informed of the ex-dividend date.

D. Expense Reduction - Investors Bank & Trust (IBT) serves as custodian to the Funds. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Funds maintain with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E. Federal Taxes - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) available to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Trust,for federal income tax purposes, had capital loss carryovers of $33,673,411 (WMBC) and $19,221,164 (WIBC) which will reduce the Funds' taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the respective fund of any liability for federal income or excise tax.Pursuan to the Code, such capital loss carryovers will expire as follows:

     12/31          WSBC            WMBC           WIBC
------------------------------------------------------------------------------

     2009             -        $13,839,245     $  3,647,716
     2010             -         17,603,398       14,010,156
     2011             -          2,230,768        1,563,292
------------------------------------------------------------------------------

At December 31, 2004, net capital losses of $15,195 for WIBC attributable to security transactions incurred after October 31, 2004 are treated as arising on the first day of the fund's current taxable year. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

F. Distributions - The Trust requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits which result only in temporary overdistributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for certain items may result in reclassification of these items.

G. Other - Investment transactions are accounted for on a trade-date basis.

H. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. Interim Financial Information - The interim financial statements relating to June 30, 2005 and for the six month period then ended have not been audited by an Independent Registered Public Accounting Firm but in the opinion of the Trust's management, reflect all adjustments, consisting only of normally recurring adjustments, necessary for the fair presentation of the financial statements.

(2)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      The Trust has engaged Wright Investors' Service, Inc. (Wright) to act as investment adviser to the Funds pursuant to an Investment Advisory Contract. Wright furnishes the Funds with investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the six months ended June 30, 2005, the effective annual rate was 0.80% for WIBC and 0.60% for WSBC and WMBC. Wright has been allocated expenses of $7,714, and $6,393 on behalf of WSBC and WMBC, respectively. The Trust also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of average daily net assets which rate is reduced as average daily net assets exceed certain levels. For the six months ended June 30, 2005, the effective rate was 0.12% for WSBC, 0.12% for WMBC, and 0.17% for WIBC. Certain of the Trustees and officers of the Trust are Trustees or officers of the above organizations. Except as to Trustees of the Trust who are not employees of Eaton Vance or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Eaton Vance and Wright.

(3)  DISTRIBUTION EXPENSES

      The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that each of the funds will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter), a wholly-owned subsidiary of The Winthrop Corporation, an annual rate of 0.25% of each fund's average daily net assets for activities primarily intended to result in the sale of each fund's shares. Under a written agreement in effect through the current fiscal year, Wright waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 1.25% after custodian fee reductions, if any, for both WSBC and WMBC. Pursuant to this agreement, the principal underwriter made a reduction of its fees of $26,837 on behalf of WSBC. The investment adviser also assumed $7,714 and $6,393 of expenses on behalf of WSBC and WMBC, respectively. In addition, the Trustees have adopted a service plan (the Service Plan) which allows the funds to reimburse the Principal Underwriter for payments to intermediaries for providing account administration and account maintenance services to their customers who are beneficial owners of shares. The amount of service fee payable under the Service Plan with respect to each class of shares may not exceed 0.25% annually of the average daily net assets attributable to the respective classes. For the six months ended June 30, 2005, the funds did not accrue or pay any service fees.

(4)  SHARES OF BENEFICIAL INTEREST

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in fund shares were as follows:

                                                                       For the
                                                                  Six Months Ended                     Year Ended
                                                                    June 30, 2005                   December 31, 2004
                                                              ------------------------------------------------------------
                                                              Shares            Amount          Shares            Amount
--------------------------------------------------------------------------------------------------------------------------



WRIGHT SELECTED BLUE CHIP EQUITIES FUND--
   Sold...................................................   1,349,870    $  17,830,891         923,639     $  11,222,820
   Issued to shareholders in payment of
    distributions declared................................      93,100        1,210,303         106,988         1,396,188
   Redemptions............................................    (494,500)      (6,417,828)       (957,939)      (11,635,131)
                                                            -----------   --------------     -----------    --------------
     Net increase ........................................     948,470    $  12,623,366          72,688     $     983,877
                                                            ===========   ==============     ===========    ==============



WRIGHT MAJOR BLUE CHIP EQUITIES FUND

   Sold...................................................     427,460    $    4,908,270         898,054     $   9,604,327
   Issued to shareholders in payment of
    distributions declared................................      11,766           136,366          20,569           233,277
   Redemptions............................................    (374,553)       (4,301,686)     (2,151,425)      (23,011,945)
                                                            -----------   --------------     -----------    --------------
     Net increase (decrease)..............................      64,673    $      742,950      (1,232,802)    $ (13,174,341)
                                                            ===========   ==============     ===========    ==============



WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND

   Sold...................................................     492,839    $   7,429,397         792,931     $  10,418,061
   Issued to shareholders in payment of
    distributions declared................................      33,842          523,875          21,458           276,379
   Redemptions............................................    (397,912)      (5,981,911)       (916,122)      (12,068,341)
                                                            -----------   --------------     -----------    --------------
     Net increase (decrease)..............................     128,769    $   1,971,361        (101,733)    $  (1,373,901)
                                                            ===========   ==============     ===========    ==============


(5)  INVESTMENT TRANSACTIONS

      Purchases and sales of investments, other than U.S. Government securities and short-term obligations were as follows:

                     Six Months Ended June 30, 2005
-------------------------------------------------------------------------------
                   WSBC           WMBC            WIBC
-------------------------------------------------------------------------------

Purchases..... $ 26,617,494   $ 23,087,805   $  29,877,329
                ===========    ===========     ===========

Sales......... $ 16,421,254   $ 22,736,562   $  26,674,855
                ===========    ===========     ===========

-------------------------------------------------------------------------------


(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

      The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2005, as computed on a federal income tax basis, are as follows:

                   WSBC           WMBC            WIBC
-------------------------------------------------------------------------------

Aggregate cost  $44,578,791    $52,689,563     $57,811,182
                ===========    ===========     ===========

Gross unrealized
  appreciation   11,899,495     12,936,511       8,962,641
Gross unrealized
  depreciation    (396,058)      (639,404)       (285,036)
                -----------    -----------     -----------

Net unrealized
  appreciation $11,503,437    $12,297,107    $   8,677,605
                ===========    ===========     ===========

-------------------------------------------------------------------------------
The appreciation on currency for WIBC is $2,356.

(7)  LINE OF CREDIT

      The funds participate with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with a bank. The funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund based on its borrowings at an amount above the federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the average daily unused portion of the $10 million line of credit, is allocated among the participating funds at the end of each quarter. WSBC, WMBC, and WIBC did not have significant borrowings or allocated fees during the six months ended June 30, 2005. WIBC had $1,114,000 outstanding at June 30, 2005.

(8)  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

      Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments.

WRIGHT U.S. GOVERNMENT NEAR TERM FUND (WNTB)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - June 30, 2005 (unaudited)



Face                                                     Coupon      Maturity        Market                        Current
Amount            Description                             Rate         Date           Price          Value          Yield
--------------------------------------------------------------------------------------------------------------------------------


MORTGAGE-BACKED SECURITIES

$     69,077      FHLMC Gold Balloon #M90710             5.000%      03-01-07       $101.42        $ 70,059         4.9%
      49,161      FHLMC Gold Balloon #M90724             5.500%      05-01-07        101.56          49,926         5.4%
     210,994      FHLMC Gold Balloon #M90767             4.500%      11-01-07        100.52         212,096         4.5%
     332,491      FHLMC Gold Balloon #M90802             4.000%      03-01-08         99.50         330,818         4.0%
   1,165,485      FHLMC Gold Balloon #M90937             5.000%      08-01-09        101.45       1,182,442         4.9%
   1,166,008      FHLMC Gold Balloon #M90941             4.500%      08-01-09        100.52       1,172,049         4.5%
     398,164      FHLMC Gold Pool #M90796                4.000%      02-01-08         99.50         396,160         4.0%
     397,964      FHLMC Pool #1B1291                     4.397%      11-01-33        100.21         398,784         4.4%
     849,783      FHLMC Pool #1G0233                     5.018%      05-01-35        101.50         862,563         4.9%
      85,036      FNMA Pool #254227                      5.000%      02-01-09        101.08          85,953         4.9%
     486,321      FNMA Pool #701043                      4.056%      04-01-33        100.40         488,288         4.0%
     836,590      FNMA Pool #809324                      4.880%      02-01-35        101.05         845,415         4.8%

U.S. GOVERNMENT AGENCIES

$    770,000      FFCB                                   2.500%      03-15-06       $ 99.17       $ 763,578         2.5%
   3,135,000      FHLMC                                  3.250%      11-02-07         98.60       3,090,956         3.3%
     795,000      FNMA                                   1.750%      06-16-06         98.14         780,196         1.8%
   2,135,000      FNMA                                   3.000%      11-22-06         98.93       2,112,215         3.0%

U.S. TREASURIES

$  5,435,000      U.S. Treasury Notes                    4.625%      05-15-06       $100.97     $ 5,487,654         4.6%
   1,535,000      U.S. Treasury Notes                    3.000%      11-15-07         98.58       1,513,175         3.0%
                                                                                                 -----------
Total Investments (identified cost, $20,006,429)-- 98.5%                                        $19,842,327

Other Assets, Less Liabilities-- 1.5%                                                                309,545
                                                                                                 -----------

Net Assets-- 100.0%                                                                             $20,151,872
                                                                                                 ===========

FFCB - Federal Farm Credit Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

See notes to financial statements

WRIGHT U.S. GOVERNMENT NEAR TERM FUND (WNTB)
-------------------------------------------------------------------------------




                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 2005 (unaudited)
-------------------------------------------------------------------------------


ASSETS:
  Investments, at value
   (identified cost of $20,006,429)(Note 1A)   $ 19,842,327
  Cash....................................          190,335
  Receivable for investments sold.........           13,195
  Receivable for fund shares sold.........            4,842
  Receivable from investment adviser......            8,653
  Interest receivable.....................           96,315
  Prepaid expenses........................           19,839
                                               ------------
    Total assets..........................     $ 20,175,506
                                               ------------


LIABILITIES:
  Payable for fund shares reacquired......     $      1,862
  Distributions payable...................           11,743
  Payable to affiliate for Trustees' fees.              789
  Transfer agent fee .....................            1,713
  Accrued expenses........................            7,527
                                               ------------
    Total liabilities.....................     $     23,634
                                               ------------
NET ASSETS................................     $ 20,151,872
                                               ============

NET ASSETS CONSIST OF:
  Proceeds from sales of shares (including the market
   value of securities received in exchange for Fund
   shares and shares issued to shareholders in
   payment of distributions declared), less cost
   of shares reacquired...................     $ 21,841,116
  Accumulated undistributed net realized loss on
   investments (computed on the basis of
   identified cost).......................       (1,428,194)
  Unrealized depreciation on investments
   (computed on the basis of identified cost)      (164,102)
  Distribution in excess of net investment
   income.................................          (96,948)
                                               ------------
   Net assets applicable to outstanding
    shares................................     $ 20,151,872
                                               ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING.        2,038,256
                                               ============

NET ASSET VALUE, OFFERING PRICE,
  AND REDEMPTION PRICE PER SHARE
  OF BENEFICIAL INTEREST..................     $       9.89
                                               ============






                             STATEMENT OF OPERATIONS

                   Six Months Ended June 30, 2005 (unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME (Note 1B):

   Interest income........................     $    323,473
                                               ------------

  Expenses -
--
   Investment adviser fee (Note 3)........     $     46,145
   Administrator fee (Note 3).............            9,229
   Compensation of Trustees not employees of
    the investment adviser or administrator           7,842
   Custodian fee (Note 1C)................           23,681
   Distribution expenses (Note 4).........           25,636
   Transfer and dividend disbursing agent fees       10,172
   Printing...............................            1,810
   Interest expense.......................              810
   Shareholder communications.............            2,967
   Audit services.........................           14,160
   Legal services.........................            2,443
   Registration costs.....................            7,731
   Miscellaneous..........................            3,810
                                               ------------
    Total expenses........................     $    156,436
                                               ------------

Deduct -
   Reduction of custodian fee (Note 1C):.. $ (1,694) Preliminary allocation of expenses to the
    investment adviser (Note 3)...........           (8,653)
   Preliminary reduction of investment adviser fee
    (Note 3)..............................          (23,073)
   Preliminary reduction of distribution expenses
    by principal underwriter (Note 4).....          (25,636)
                                               ------------
    Total deductions......................     $    (59,056)
                                               ------------

    Net expenses..........................     $     97,380
                                               ------------
      Net investment income...............     $    226,093
                                               ------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investment transactions
   (identified cost basis)................     $    (86,013)
  Change in unrealized depreciation
   of investments.........................          (13,767)
                                               ------------

   Net realized and unrealized loss of
    investments...........................     $    (99,780)
                                               ------------
    Net increase in net assets from
     operations...........................     $    126,313
                                               ============



See notes to financial statements

WRIGHT U.S. GOVERNMENT NEAR TERM FUND (WNTB)
-------------------------------------------------------------------------------


                                                                                     Six Months Ended         Year Ended
STATEMENTS OF CHANGES IN NET ASSETS                                                    June 30, 2005       December 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
   From operations -
     Net investment income......................................................     $    226,093           $    327,655
     Net realized loss on investments...........................................          (86,013)               (42,275)
     Change in unrealized depreciation on investments...........................          (13,767)              (185,876)
                                                                                     --------------        --------------
       Net increase in net assets resulting from operations.....................     $    126,313           $     99,504
                                                                                     --------------        --------------

   Distributions to shareholders (Note 2) -
     From net investment income.................................................     $   (323,041)          $   (735,924)
                                                                                     --------------        --------------
       Total distributions......................................................     $   (323,041)          $   (735,924)
                                                                                     --------------        --------------
   Net decrease in net assets from fund share transactions (Note 5).............     $ (1,224,071)          $ (5,348,388)
                                                                                     --------------        --------------

       Net decrease in net assets...............................................     $ (1,420,799)          $ (5,984,808)

NET ASSETS:
   At beginning of period.......................................................        21,572,671            27,557,479
                                                                                     --------------        --------------
   At end of period.............................................................     $  20,151,872          $ 21,572,671
                                                                                     ==============        ==============
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME INCLUDED
   IN NET ASSETS AT END OF PERIOD...............................................     $    (96,948)          $         --
                                                                                     ==============        ==============


See notes to financial statements

Wright U.S. Government Near Term Fund (WNTB)
-------------------------------------------------------------------------------


                                                Six Months
                                                   Ended                   Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                           June 30, 2005    2004          2003         2002         2001        2000
---------------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)

Net asset value, beginning of period........     $  9.980     $ 10.250     $  10.490    $  10.290    $  10.080     $  9.930
                                                 ---------    ---------    ---------    ---------    ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

   Net investment income(1)  ...............     $  0.107     $  0.123     $   0.165    $   0.349    $   0.480(7)  $  0.525
   Net realized and unrealized gain (loss)..       (0.042)      (0.080)       (0.102)       0.200        0.195(7)     0.143
                                                 ---------    ---------    ---------    ---------    ---------     ---------
     Total income from investment operations     $  0.065     $  0.043     $   0.063    $   0.549    $   0.675     $  0.668
                                                 ---------    ---------    ---------    ---------    ---------     ---------
LESS DISTRIBUTIONS:

     Distributions from investment income...     $ (0.155)    $ (0.313)    $  (0.303)   $  (0.349)   $  (0.465)    $ (0.518)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
     Total distributions....................     $ (0.155)    $ (0.313)    $  (0.303)   $  (0.349)   $  (0.465)    $ (0.518)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
Net asset value, end of period..............     $  9.890     $  9.980     $  10.250    $  10.490    $  10.290     $ 10.080
                                                 =========    =========    =========    =========    =========     =========
TOTAL RETURN(2) ............................        0.66%        0.43%        0.61%         5.42%        6.82%        6.94%

RATIOS/SUPPLEMENTAL DATA(1):
   Net assets, end of period (000 omitted)..     $  20,152    $ 21,573     $ 27,557     $  33,839    $  36,025     $ 39,198
   Ratio of net expenses to average net assets       0.97%(8)    0.96%        0.95%         0.97%(3)     0.97%(3)     0.98%(3)
   Ratio of net expenses after custodian fee
      reduction to average net assets(4)(6)         0.95%(8)     0.95%        0.95%         0.95%(3)    0.95%(3)     0.95%(3)
   Interest expense  .......................        0.01%(8)     _            0.01%         -           -            -
   Ratio of net investment income to average
      net assets............................        2.21%(8)     1.38%        1.75%         3.10%       4.40%        5.27%
   Portfolio turnover rate  ................         63%          138%         165%           64%(5)       92%(5)      65%(5)

----------------------------------------------------------------------------------------------------------------------------------

(1)For the six  months  ended June 30,  2005 and the years  ended  December  31,
   2004,  2003,  2002,  2001, and 2000, the operating  expenses of the fund were reduced by an allocation of expenses to the investment  adviser,  a reduction
   in  distribution   fees  by  the  principal   underwriter,   a  reduction  in
   administration  fees,  or a  combination  thereof.  Had such  action not been undertaken, net investment income per share and the ratios would have been as follows:

                                                   2005         2004          2003         2002         2001         2000
                                                   ----------------------------------------------------------------------

     Net investment income per share........     $  0.081     $  0.097     $   0.134    $   0.323    $   0.452     $  0.511
                                                   =========    =========    =========    =========    =========     =========
     Ratios (As a percentage of average net assets):

       Expenses ............................        1.53%(8)     1.38%         1.28%        1.20%(3)     1.22%(3)     1.13%(3)
                                                  =========    =========    =========    ===========    =========     =========
       Expense after custodian fee reduction(4)     1.51%(8)     1.37%         1.28%        1.18%(3)     1.20%(3)     1.10%(3)
                                                  =========    =========    =========    ===========    =========     =========
       Interest expense.....................        0.01%(8)     -             0.01%        -            -            -
                                                  =========    =========    =========    ===========    =========     =========
       Net investment income................        1.65%(8)     0.96%         1.42%        2.87%        4.15%        5.13%
                                                  =========    =========    =========   ===========    =========     =========

----------------------------------------------------------------------------------------------------------------------------------

(2)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each year reported.  Dividends and  distributions,  if any, are assumed to be reinvested at the net asset value on the reinvestment date.
(3)Includes  each  fund's  share of its  corresponding  portfolio's  allocated expenses (Note 1).
(4)Custodian fees were reduced by credits  resulting from cash balances the fund maintained  with the custodian  (Note 1C). The computation of net expenses to average daily net assets reported above is computed without  consideration of such credits.
(5)Represents  portfolio  turnover rate of the fund's  corresponding  portfolio
   (Note 1).
(6)Under a written  agreement,  Wright  waives all or a portion of its  advisory and/or  distribution  fees  and  assumes  operating  expenses  to the  extent necessary to limit  expense  ratios to 0.95% after  custodian fee credits are applied.
(7)Reporting   guidelines   require  the  funds  to  disclose   the  effects  of
   implementing  the  change in  accounting  for  amortization  of  premium  and discount on debt  securities.  If  adjustments  were not made, net investment income per share would have been $0.491 and net realized and unrealized  gain
   (loss) per share would have been $0.184.
(8)Annualized.


See notes to financial statements

WRIGHT TOTAL RETURN BOND FUND (WTRB)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (unaudited)


Face                                                     Coupon      Maturity        Market                        Current
Amount            Description                             Rate         Date           Price          Value          Yield
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 (unaudited)
ASSET-BACKED SECURITIES

FINANCIAL SERVICES

$    430,000      Citibank Credit Card Master Trust      6.900%      10-15-07       $100.98       $ 434,204         6.8%
     380,000      Citibank Credit Card Master Trust      5.875%      03-10-11        106.19         403,513         5.5%
     340,000      Citigroup Commercial Mortgage Trust,
                     Series 2004-C2 A5                   4.733%      10-15-41        101.30         344,418         4.7%
     565,000      JP Morgan Chase Commercial Mortgage
                     Securities, Series 2004-C3 A5       4.878%      01-15-42        102.31         578,050         4.8%
     220,000      JP Morgan Chase Commercial Mortgage
                     Securities, Series 2004-CBX A6      4.899%      11-12-39        102.41         225,305         4.8%
     610,000      MBNA Master Credit Card Trust,
                     Series 1999-BA                      5.900%      08-15-11        106.43         649,246         5.5%
                                                                                                 -----------
Total Asset Backed Securities (identified cost, $2,652,493)-- 6.4%                               $2,634,736
                                                                                                 -----------


CORPORATE BONDS

AUTO

$    190,000      DaimlerChrysler North America Holding
                    Co.                                  7.200%      09-01-09       $108.95      $  207,005         6.6%

BANKS

$    205,000      Bank One Corp., Note                   2.625%      06-30-08       $ 95.72       $ 196,229         2.7%
     390,000      Bayerische Landesbank, MTN             2.600%      10-16-06         98.34         383,526         2.6%
     335,000      CIT Group, Inc.                        7.750%      04-02-12        117.44         393,428         6.6%
     320,000      National Rural Utilities               7.250%      03-01-12        116.09         371,501         6.2%
     325,000      Royal Bank of Scotland                 7.648%      08-31-49        127.58         414,624         6.0%
     390,000      SLM Corp                               2.300%      01-26-09        100.30         391,182         2.3%
     360,000      U.S. Bancorp                           5.100%      07-15-07        102.02         367,273         5.0%

BLDG - RESIDENTIAL/COMMER

$    170,000      Centex Corp.                           7.875%      02-01-11       $114.45       $ 194,573         6.9%

BUILDING MATERIALS

$     95,000      Lowes Co., Inc.                        8.250%      06-01-10       $117.69       $ 111,806         7.0%

CABLE TV

$    170,000      Comcast Cable Comm HLDGS               8.375%      03-15-13       $122.11       $ 207,595         6.9%

DIVERSIFIED FINANCIALS

$    375,000      Bear Stearns Co., Inc.                 1.770%      09-27-07       $101.23       $ 379,622         1.7%
     340,000      Boeing Capital Corp., Senior Note      7.375%      09-27-10        114.51         389,348         6.4%
     230,000      Cendant Corp.                          6.250%      01-15-08        104.37         240,057         6.0%
     190,000      First Union Corp.                      6.400%      04-01-08        105.64         200,708         6.1%
     415,000      General Electric Cap Corp.             6.125%      02-22-11        108.78         451,424         5.6%
     300,000      Goldman Sachs Group, Inc.              6.600%      01-15-12        111.29         333,870         5.9%
     375,000      International Lease Finance Corp.      5.875%      05-01-13        106.33         398,725         5.5%

ELECTRIC - INTEGRATED

$     80,000      American Electric Power Co., Inc.      6.125%      05-15-06       $101.78        $ 81,422         6.0%
     205,000      Dominion Resources, Inc.               6.300%      03-15-33        109.12         223,704         5.8%
     190,000      PPL Electric Utilities                 5.875%      08-15-07        103.57         196,775         5.7%

FOOD - RETAIL

$    180,000      Albertson's, Inc.                      7.500%      02-15-11       $112.76       $ 202,975         6.7%
     200,000      Safeway, Inc., Note                    5.800%      08-15-12        105.27         210,530         5.5%


FOOD, BEVERAGE & TOBACCO

$    380,000      Pepsico, Inc.                          3.200%      05-15-07       $ 98.75       $ 375,232         3.2%


INSTRUMENTS - CONTROLS

$    345,000      Honeywell International, Inc.          7.000%      03-15-07       $104.70       $ 361,212         6.7%


MEDICAL

$    110,000      Amgen, Inc.                            6.500%      12-01-07       $105.44       $ 115,986         6.2%
     205,000      Wyeth                                  5.500%      03-15-13        105.41         216,091         5.2%


MEDICAL - HMO

$    380,000      UnitedHealth Group, Inc.               4.875%      04-01-13       $102.68       $ 390,184         4.7%


MULTIMEDIA

$    155,000      Time Warner Companies, Inc.            9.125%      01-15-13       $126.55       $ 196,146         7.2%


OIL & GAS

$    460,000      BP Capital Markets PLC                 2.750%      12-29-06       $ 98.44       $ 452,807         2.8%
     320,000      Phillips Petroleum                     6.650%      07-15-18        118.24         378,375         5.6%
     190,000      Repsol International Finance           7.450%      07-15-05        100.18         190,335         7.4%
     175,000      Sempra Energy                          6.000%      02-01-13        106.76         186,829         5.6%
     180,000      Transocean Sedco Forex                 7.500%      04-15-31        131.15         236,062         5.7%


PIPELINES

$    185,000      Duke Capital Corp., Senior Note        7.500%      10-01-09       $111.31       $ 205,922         6.7%


PROPERTY/CASUALTY INSURANCE

$    205,000      Fund American Cos., Inc.,
                  Guaranteed Senior Note                 5.875%      05-15-13       $104.32       $ 213,854         5.6%

RETAIL

$    135,000      TJX Cos., Inc.                         7.450%      12-15-09       $112.19       $ 151,450         6.6%


TELECOM

$    180,000      AT&T Wireless                          7.875%      03-01-11       $116.35       $ 209,432         6.8%
     145,000      British Telecom PLC                    8.875%      12-15-30        141.60         205,317         6.3%
     170,000      Deutsche Telekom International Finance 8.500%      06-15-10        116.01         197,223         7.3%
     170,000      France Telecom SA                      9.250%      03-01-11        116.18         197,511         8.0%
     190,000      Sprint Capital Corp.                   6.125%      11-15-08        105.43         200,317         5.8%
     325,000      Verizon Global Funding Corp.           7.750%      12-01-30        129.53         420,986         6.0%
                                                                                                 -----------
Total Corporate Bonds (identified cost, $11,445,545)-- 28.4%                                    $11,649,173
                                                                                                 -----------


GOVERNMENT INTERESTS

MORTGAGE-BACKED SECURITIES

$    159,049      FHLMC Gold Pool #A10798                5.500%      05-01-33       $101.52       $ 161,463         5.4%
     548,866      FHLMC Gold Pool #A13645                6.000%      09-01-33        102.64         563,345         5.8%
     349,310      FHLMC Gold Pool #A32600                5.500%      05-01-35        101.49         354,518         5.4%
     125,723      FHLMC Gold Pool #C01646                6.000%      09-01-33        102.64         129,040         5.8%
      83,792      FHLMC Gold Pool #C01702                6.500%      10-01-33        103.99          87,140         6.3%
      39,783      FHLMC Gold Pool #E00903                7.000%      10-01-15        104.70          41,654         6.7%
     401,200      FHLMC Pool #1B1291                     4.397%      11-01-33        100.21         402,026         4.4%
   1,009,743      FHLMC Pool #1G0233                     5.018%      05-01-35        101.50       1,024,928         4.9%
      48,507      FHLMC Pool #27663                      7.000%      06-01-29        105.39          51,119         6.6%
     558,623      FNMA Pool #254865                      4.500%      08-01-18         99.65         556,659         4.5%
   1,044,410      FNMA Pool #254904                      5.500%      09-01-33        101.49       1,059,982         5.4%
   1,354,569      FNMA Pool #254915                      4.500%      09-01-23         99.03       1,341,420         4.5%
      64,434      FNMA Pool #479477                      6.000%      01-01-29        102.81          66,245         5.8%
      58,709      FNMA Pool #489357                      6.500%      03-01-29        103.88          60,989         6.3%
      63,194      FNMA Pool #535332                      8.500%      04-01-30        109.08          68,935         7.8%
     274,896      FNMA Pool #545317                      5.500%      11-01-16        102.76         282,486         5.4%
     333,375      FNMA Pool #545407                      5.500%      01-01-32        101.53         338,489         5.4%
      90,614      FNMA Pool #545782                      7.000%      07-01-32        105.52          95,612         6.6%
     647,519      FNMA Pool #545993                      6.000%      11-01-32        102.62         664,479         5.8%
     485,294      FNMA Pool #555531                      5.500%      06-01-33        101.49         492,529         5.4%
     601,625      FNMA Pool #576524                      5.500%      01-01-29        101.76         612,242         5.4%
      89,688      FNMA Pool #597396                      6.500%      09-01-31        103.76          93,061         6.3%
      48,547      FNMA Pool #634823                      6.500%      03-01-32        103.70          50,341         6.3%
     475,240      FNMA Pool #663689                      5.000%      01-01-18        101.23         481,085         4.9%
     393,534      FNMA Pool #701043                      4.056%      04-01-33        100.40         395,126         4.0%
     234,015      FNMA Pool #725550                      5.000%      05-01-19        101.23         236,893         4.9%
     278,833      FNMA Pool #738630                      5.500%      11-01-33        101.49         282,990         5.4%
     350,285      FNMA Pool #739319                      6.000%      10-01-33        102.59         359,363         5.8%
     486,454      FNMA Pool #739372                      4.121%      09-01-33         99.14         482,274         4.2%
     299,035      FNMA Pool #807804                      5.500%      03-01-35        101.46         303,400         5.4%
     991,688      FNMA Pool #809324                      4.880%      02-01-35        101.05       1,002,149         4.8%
     798,166      FNMA Pool #815302                      5.500%      05-01-35        101.46         809,816         5.4%
     105,630      GNMA II Pool #2671                     6.000%      11-20-28        103.19         108,997         5.8%
      17,664      GNMA II Pool #2909                     8.000%      04-20-30        107.62          19,009         7.4%
      50,210      GNMA II Pool #2972                     7.500%      09-20-30        106.72          53,582         7.0%
      19,175      GNMA II Pool #2973                     8.000%      09-20-30        107.62          20,636         7.4%
     963,211      GNMA II Pool #3442                     5.000%      09-20-33        100.61         969,090         5.0%
   1,038,279      GNMA II Pool #3530                     5.500%      03-20-34        102.03       1,059,405         5.4%
     425,890      GNMA Pool #374892                      7.000%      02-15-24        106.37         453,040         6.6%
      86,967      GNMA Pool #376400                      6.500%      02-15-24        104.90          91,225         6.2%
     122,934      GNMA Pool #379982                      7.000%      02-15-24        106.37         130,771         6.6%
     140,497      GNMA Pool #410081                      8.000%      08-15-25        108.24         152,073         7.4%
      67,730      GNMA Pool #427199                      7.000%      12-15-27        106.13          71,878         6.6%
      71,133      GNMA Pool #436214                      6.500%      02-15-13        104.69          74,468         6.2%
      37,158      GNMA Pool #442996                      6.000%      06-15-13        103.89          38,603         5.8%
     174,711      GNMA Pool #448490                      7.500%      03-15-27        107.37         187,587         7.0%
     141,694      GNMA Pool #458762                      6.500%      01-15-28        104.72         148,378         6.2%
     140,705      GNMA Pool #460726                      6.500%      12-15-27        104.75         147,395         6.2%
      77,198      GNMA Pool #463839                      6.000%      05-15-13        103.89          80,200         5.8%
      89,588      GNMA Pool #478072                      6.500%      05-15-28        104.72          93,814         6.2%
      40,776      GNMA Pool #488924                      6.500%      11-15-28        104.72          42,699         6.2%
      33,920      GNMA Pool #510706                      8.000%      11-15-29        108.15          36,685         7.4%
     133,363      GNMA Pool #581536                      5.500%      06-15-33        102.27         136,387         5.4%

U.S. GOVERNMENT AGENCIES

$    415,000      FFCB                                   2.500%      03-15-06       $ 99.17       $ 411,539         2.5%
     380,000      FHLMC                                  3.250%      11-02-07         98.60         374,661         3.3%
     865,000      FNMA                                   3.000%      11-22-06         98.93         855,769         3.0%
     900,000      FNMA                                   2.875%      05-19-08         97.32         875,866         3.0%
     770,000      FNMA                                   3.875%      11-17-08         99.40         765,359         3.9%
     275,000      FNMA                                   6.250%      05-15-29        124.17         341,468         5.0%
     320,000      Tennessee Valley Authority             6.000%      03-15-13        112.43         359,763         5.3%

U.S. TREASURIES

$  1,870,000      U.S. Treasury Bonds                    7.250%      05-15-16       $128.08     $ 2,395,135         5.7%
   1,175,000      U.S. Treasury Bonds                    6.125%      11-15-27        126.32       1,484,265         4.8%
   1,212,776      U.S. Treasury Inflation Index Note     2.000%      07-15-14        103.07       1,250,061         1.9%
                                                                                                 -----------
Total Government Interests (identified cost, $25,912,734)-- 63.7%                               $26,181,606
                                                                                                 -----------
Total Investments (identified cost, $40,010,772)-- 98.5%                                        $40,465,515

Other Assets, Less Liabilities-- 1.5%                                                               637,070
                                                                                                 -----------

Net Assets-- 100.0%                                                                             $41,102,585
                                                                                                 ===========



FFCB - Federal Farm Credit Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

See notes to financial statements

WRIGHT TOTAL RETURN BOND FUND (WTRB)
-------------------------------------------------------------------------------



                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 2005 (unaudited)
-------------------------------------------------------------------------------


ASSETS:
  Investments, at value
    (identified cost of $40,010,772)(Note 1A)  $ 40,465,515
  Cash....................................          321,653
  Receivable for investments sold.........           13,342
  Receivable for fund shares sold.........           19,953
  Interest receivable.....................          335,209
  Prepaid expenses........................           16,574
                                               ------------
    Total assets..........................     $ 41,172,246
                                               ------------


LIABILITIES:
  Payable for fund shares reacquired......     $     17,583
  Distributions payable...................           30,799
  Payable to affiliate for Trustees' fees.              786
  Transfer agent fee .....................            1,823
  Accrued expenses and other liabilities..           18,670
                                               ------------
    Total liabilities.....................     $     69,661
                                               ------------

NET ASSETS................................     $ 41,102,585
                                               ============

NET ASSETS CONSIST OF:
  Proceeds from sales of shares (including the market
   value of securities received in exchange for fund
   shares and shares issued to shareholders in
   payment of distributions declared), less cost
   of shares reacquired...................     $ 42,714,283
  Accumulated undistributed net realized loss on
   investments (computed on the basis of
   identified cost).......................      (1,947,711)
  Unrealized appreciation on investments
   (computed on the basis of identified cost)      454,743
  Distributions in excess of net
   investment income......................        (118,730)
                                               ------------
   Net assets applicable to outstanding
    shares................................     $41,102,585
                                               ============
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING.............................        3,220,374
                                               ============
NET ASSET VALUE, OFFERING PRICE, AND
  REDEMPTION PRICE PER SHARE OF
  BENEFICIAL INTEREST.....................     $      12.76
                                               ============







                             STATEMENT OF OPERATIONS

                   Six Months Ended June 30, 2005 (unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B):

   Interest income........................     $    909,466
                                               ------------

  Expenses -
   Investment adviser fee (Note 3)........     $     88,372
   Administrator fee (Note 3).............           13,747
   Compensation of Trustees not employees of
    the investment adviser or administrator           7,841
   Custodian fee (Note 1C)................           31,310
   Distribution expenses (Note 4).........           49,096
   Transfer and dividend disbursing agent fees       10,205
   Printing...............................            1,719
   Interest expense.......................              789
   Shareholder communications.............            2,677
   Audit services.........................           13,091
   Legal services.........................            3,070
   Registration costs.....................           10,549
   Miscellaneous..........................            3,560
                                               ------------
    Total expenses........................     $    236,026
                                               ------------

  Deduct -
   Reduction of custodian fee (Note 1C):..     $    (4,748)
   Preliminary reduction of distribution expenses
    by principal underwriter (Note 4).....     $   (44,632)
                                               ------------
   Total deductions.......................     $   (49,380)
                                               ------------
    Net expenses..........................     $    186,646
                                               ------------
      Net investment income...............     $    722,820
                                               ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investment transactions
   (identified cost basis)................     $   (22,149)
  Change in unrealized appreciation
   of investments.........................          129,630
                                               ------------
   Net realized and unrealized gain of
    investments...........................     $    107,481
                                               ------------

    Net increase in net assets from operations $   830,301
                                               ============



See Notes to financial statements

WRIGHT TOTAL RETURN BOND FUND (WTRB)
-------------------------------------------------------------------------------



                                                                                     Six Months Ended         Year Ended
STATEMENTS OF CHANGES IN NET ASSETS                                                    June 30, 2005        December 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
   From operations -
     Net investment income......................................................     $    722,820           $  1,429,546
     Net realized gain (loss) on investments....................................          (22,149)               212,872
     Change in unrealized appreciation (depreciation) of investments............          129,630               (319,493)
                                                                                     --------------        --------------
       Net increase in net assets resulting from operations.....................     $    830,301           $  1,322,925
                                                                                     --------------        --------------

   Distributions to shareholders (Note 2) -
     From net investment income.................................................     $   (831,878)          $ (1,696,335)
                                                                                     --------------        --------------
       Total distributions......................................................     $   (831,878)          $ (1,696,335)
                                                                                     --------------        --------------
   Net increase (decrease) in net assets from fund share transactions (Note 5)..     $  2,890,991           $ (3,730,440)
                                                                                     --------------        --------------

       Net increase (decrease) in net assets....................................     $  2,889,414           $ (4,103,850)

NET ASSETS:
   At beginning of period.......................................................       38,213,171             42,317,021
                                                                                     --------------        --------------
   At end of period.............................................................     $ 41,102,585           $ 38,213,171
                                                                                     ==============        ==============
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS AT END OF PERIOD......................................     $   (118,730)          $     (9,672)
                                                                                     ==============        ==============


See notes to financial statements

WRIGHT TOTAL RETURN BOND FUND (WTRB)
-------------------------------------------------------------------------------



                                                Six Months
                                                   Ended                   Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                           June 30, 2005    2004          2003         2002         2001        2000
----------------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)

Net asset value, beginning of period........     $ 12.770     $ 12.870     $  13.010    $  12.550    $  12.630     $ 12.100
                                                 ---------    ---------    ---------    ---------    ---------     ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income(1) ................     $  0.233     $  0.453     $   0.483    $   0.639    $   0.709 (4) $  0.712
   Net realized and unrealized gain (loss)..        0.024       (0.011)       (0.066)       0.461       (0.090)(4)    0.530
                                                 ---------    ---------    ---------    ---------    ---------     ---------
     Total income from investment operations     $  0.257     $  0.442     $   0.417    $   1.100    $   0.619     $  1.242
                                                 ---------    ---------    ---------    ---------    ---------     ---------

LESS DISTRIBUTIONS:
   Distributions from investment income.....     $ (0.267)    $ (0.542)    $  (0.557)   $  (0.640)   $  (0.699)    $ (0.712)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
     Total distributions....................     $ (0.267)    $ (0.542)    $  (0.557)   $  (0.640)   $  (0.699)    $ (0.712)
                                                 ---------    ---------    ---------    ---------    ---------     ---------

Net asset value, end of period..............     $ 12.760     $ 12.770     $ 12.870     $ 13.010     $  12.550     $ 12.630
                                                 =========    =========    =========    =========    =========     =========


TOTAL RETURN(2) ............................        2.04%        3.52%        3.25%        9.03%         4.96%       10.62%

RATIOS/SUPPLEMENTAL DATA(1):
   Net assets, end of period (000 omitted)..     $ 41,103     $ 38,213     $ 42,317     $ 39,404     $  50,620     $ 65,775
   Ratio of net expenses to average net assets      0.97%(6)     0.96%        0.95%        0.96%         0.96%        0.96%
   Ratio of net expenses after custodian fee
     reduction to average net assets(3) (5)         0.95%(6)     0.95%        0.95%        0.95%        0.95%        0.95%
   Ratio of net investment income to average
      net assets............................        3.68%(6)     3.58%        3.67%        4.92%        5.44%        5.84%
   Portfolio turnover rate..................          36%          64%         131%          68%          38%          61%

----------------------------------------------------------------------------------------------------------------------------------

(1)For the six months  ended June 30, 2005 and for the years ended  December 31,
   2004, 2003,  2002, and 2001, the operating  expenses of the fund were reduced by an allocation of expenses to the investment adviser, and/or a reduction in
   distribution   expenses  by  the  distributor.   Had  such  action  not  been
   undertaken, net investment income per share and the ratios would have been as follows:

                                                   2005         2004          2003         2002         2001
                                                   ---------------------------------------------------------

   Net investment income per share..........     $  0.217     $  0.429     $  0.455     $  0.621     $   0.701
                                                  =========    =========    =========    =========    =========

   Ratios (As a percentage of average net assets):
     Expenses...............................         1.20%(6)    1.18%         1.17%        1.09%        1.02%
                                                  =========    =========    =========    =========    =========
     Expenses after custodian fee reduction(3)       1.18%(6)    1.17%         1.17%        1.08%        1.01%
                                                  =========    =========    =========    =========    =========

     Net investment income..................         3.45%(6)    3.36%         3.46%        4.78%        6.38%
                                                  =========    =========    =========    =========    =========


---------------------------------------------------------------------------------------------------------------------------------

(2)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each year reported.  Dividends and  distributions,  if any, are assumed to be reinvested at the net asset value on the reinvestment date.
(3)Custodian fees were reduced by credits  resulting from cash balances the fund maintained  with the custodian  (Note 1C). The computation of net expenses to average daily net assets reported above is computed without  consideration of such credits.
(4)Reporting   guidelines   require  the  funds  to  disclose   the  effects  of
   implementing  the  change in  accounting  for  amortization  of  premium  and discount on debt  securities.  If  adjustments  were not made, net investment income per share would have been $0.716 and net realized and unrealized  gain
   (loss) per share would have been $(0.097).
(5)Under a written  agreement,  Wright  waives  all or a portion  of either  its advisory  and/or  distribution  fees and  assumes  operating  expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee credits are applied.

(6)Annualized.


See notes to financial statements

WRIGHT CURRENT INCOME FUND (WCIF)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (unaudited)


Face                                                      Coupon       Maturity        Market                       Current
Amount            Description                              Rate          Date           Price          Value         Yield
---------------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES - 86.9%

$  750,000        FHLB Disc. Corp.                        3.100%      07-14-05        $ 99.89       $ 749,160         3.1%
     9,832        FHLMC Gold Balloon #M90724              5.500%      05-01-07         101.56           9,985         5.4%
   210,994        FHLMC Gold Balloon #M90767              4.500%      11-01-07         100.52         212,096         4.5%
   110,830        FHLMC Gold Balloon #M90802              4.000%      03-01-08          99.50         110,273         4.0%
 1,197,720        FHLMC Pool #11636                       5.000%      01-01-19         101.23       1,212,502         4.9%
    42,518        FNMA Pool #254227                       5.000%      02-01-09         101.08          42,977         4.9%
    40,835        FNMA Pool #254505                       5.000%      11-01-09         101.08          41,276         4.9%
   980,205        FNMA Pool #254686                       5.500%      04-01-18         102.75       1,007,121         5.4%
   730,420        FNMA Pool #254907                       5.000%      10-01-18         101.23         739,403         4.9%
   166,485        FNMA Pool #535131                       6.000%      03-01-29         102.81         171,165         5.8%
 1,959,500        FNMA Pool #634187                       6.000%      02-01-22         103.07       2,019,705         5.8%
   158,413        FNMA Pool #663689                       5.000%      01-01-18         101.23         160,362         4.9%
   716,414        FNMA Pool #673315                       5.500%      11-01-32         101.52         727,301         5.4%
   210,624        FNMA Pool #701043                       4.056%      04-01-33         100.40         211,476         4.0%
   545,211        FNMA Pool #729950                       6.000%      12-01-33         102.59         559,342         5.8%
    65,855        FNMA Pool #733750                       6.310%      10-01-32         103.26          68,005         6.1%
 1,002,851        FNMA Pool #801357                       5.500%      08-01-34         101.52       1,018,090         5.4%
   998,940        FNMA Pool #816108                       5.500%      05-01-35         101.46       1,013,522         5.4%
   493,942        FNMA Pool #816468                       5.000%      03-01-20         101.21         499,943         4.9%
 2,824,027        FNMA Pool #817170                       6.000%      05-01-35         102.59       2,897,105         5.8%
   718,514        FNMA Pool #821574                       6.000%      06-01-35         102.59         737,107         5.8%
     4,451        GNMA II Pool #1596                      9.000%      04-20-21         109.74           4,885         8.2%
    96,557        GNMA II Pool #2268                      7.500%      08-20-26         106.95         103,266         7.0%
    13,712        GNMA II Pool #2855                      8.500%      12-20-29         108.74          14,911         7.8%
   785,055        GNMA II Pool #3259                      5.500%      07-20-32         102.08         801,398         5.4%
   511,018        GNMA II Pool #3284                      5.500%      09-20-32         102.08         521,657         5.4%
   117,927        GNMA II Pool #601135                    6.310%      09-20-32         103.63         122,208         6.1%
   135,655        GNMA II Pool #601255                    6.310%      01-20-33         103.64         140,595         6.1%
   115,358        GNMA II Pool #608120                    6.310%      01-20-33         103.64         119,559         6.1%
    62,316        GNMA II Pool #723                       7.500%      01-20-23         107.37          66,910         7.0%
       140        GNMA Pool #009106                       8.250%      05-15-06         102.24             143         8.1%
       134        GNMA Pool #009889                       7.250%      02-15-06         101.46             136         7.1%
       323        GNMA Pool #012526                       8.000%      11-15-06         101.82             329         7.9%
     6,299        GNMA Pool #172558                       9.500%      08-15-16         110.47           6,958         8.6%
     2,731        GNMA Pool #176992                       8.000%      11-15-16         107.71           2,941         7.4%
     4,025        GNMA Pool #177784                       8.000%      10-15-16         107.71           4,335         7.4%
    13,263        GNMA Pool #192357                       8.000%      04-15-17         108.38          14,374         7.4%
    20,117        GNMA Pool #194057                       8.500%      04-15-17         109.23          21,973         7.8%
    11,400        GNMA Pool #194287                       9.500%      03-15-17         110.80          12,631         8.6%
     1,631        GNMA Pool #196063                       8.500%      03-15-17         109.23           1,781         7.8%
       617        GNMA Pool #208076                       8.000%      04-15-17         108.38             668         7.4%
     8,111        GNMA Pool #211231                       8.500%      05-15-17         109.23           8,860         7.8%
     5,819        GNMA Pool #212601                       8.500%      06-15-17         109.23           6,356         7.8%
     6,183        GNMA Pool #220917                       8.500%      04-15-17         109.23           6,754         7.8%
     5,408        GNMA Pool #223133                       9.500%      07-15-17         110.80           5,993         8.6%
     9,493        GNMA Pool #223348                      10.000%      08-15-18         113.47          10,771         8.8%
     1,529        GNMA Pool #223588                      10.000%      12-15-18         113.47           1,735         8.8%


$   13,831        GNMA Pool #228308                      10.000%      01-15-19        $113.68        $ 15,722         8.8%
     3,130        GNMA Pool #230223                       9.500%      04-15-18         111.08           3,477         8.6%
     1,217        GNMA Pool #247473                      10.000%      09-15-18         105.72           1,287         9.5%
     3,836        GNMA Pool #247872                      10.000%      09-15-18         113.47           4,353         8.8%
     4,850        GNMA Pool #251241                       9.500%      06-15-18         111.08           5,387         8.6%
     9,916        GNMA Pool #260999                       9.500%      09-15-18         111.08          11,015         8.6%
     9,341        GNMA Pool #263439                      10.000%      02-15-19         113.68          10,619         8.8%
     1,558        GNMA Pool #265267                       9.500%      08-15-20         111.55           1,738         8.5%
     2,046        GNMA Pool #266983                      10.000%      02-15-19         113.68           2,326         8.8%
     3,381        GNMA Pool #273690                       9.500%      08-15-19         111.34           3,765         8.5%
     9,018        GNMA Pool #286556                       9.000%      03-15-20         109.98           9,918         8.2%
     6,520        GNMA Pool #301366                       8.500%      06-15-21         110.05           7,175         7.7%
       835        GNMA Pool #302723                       8.500%      05-15-21         110.05             918         7.7%
     8,612        GNMA Pool #302933                       8.500%      06-15-21         110.05           9,478         7.7%
     6,150        GNMA Pool #306693                       8.500%      09-15-21         110.05           6,768         7.7%
    11,927        GNMA Pool #308792                       9.000%      07-15-21         110.14          13,137         8.2%
     3,737        GNMA Pool #314222                       8.500%      04-15-22         110.18           4,118         7.7%
     9,067        GNMA Pool #315187                       8.000%      06-15-22         108.28           9,817         7.4%
    15,308        GNMA Pool #315754                       8.000%      01-15-22         108.28          16,576         7.4%
    27,982        GNMA Pool #316240                       8.000%      01-15-22         108.28          30,299         7.4%
    31,236        GNMA Pool #319441                       8.500%      04-15-22         110.18          34,416         7.7%
    12,857        GNMA Pool #325165                       8.000%      06-15-22         108.28          13,922         7.4%
    16,363        GNMA Pool #335950                       8.000%      10-15-22         108.28          17,718         7.4%
    33,936        GNMA Pool #350659                       7.500%      06-15-23         107.87          36,607         7.0%
   155,256        GNMA Pool #352001                       6.500%      12-15-23         104.94         162,920         6.2%
    69,635        GNMA Pool #352110                       7.000%      08-15-23         106.43          74,109         6.6%
 2,733,786        GNMA Pool #3556                         5.500%      05-20-34         102.03       2,789,410         5.4%
   101,770        GNMA Pool #368238                       7.000%      12-15-23         106.43         108,310         6.6%
    52,551        GNMA Pool #372379                       8.000%      10-15-26         108.24          56,878         7.4%
   124,583        GNMA Pool #410215                       7.500%      12-15-25         107.53         133,964         7.0%
    29,532        GNMA Pool #414736                       7.500%      11-15-25         107.53          31,756         7.0%
   110,968        GNMA Pool #420707                       7.000%      02-15-26         106.22         117,875         6.6%
    50,122        GNMA Pool #421829                       7.500%      04-15-26         107.45          53,855         7.0%
    20,414        GNMA Pool #431036                       8.000%      07-15-26         108.24          22,095         7.4%
    97,776        GNMA Pool #431612                       8.000%      11-15-26         108.24         105,827         7.4%
    36,086        GNMA Pool #442190                       8.000%      12-15-26         108.24          39,057         7.4%
    59,279        GNMA Pool #449176                       6.500%      07-15-28         104.72          62,076         6.2%
   212,541        GNMA Pool #458762                       6.500%      01-15-28         104.72         222,567         6.2%
    71,229        GNMA Pool #462623                       6.500%      03-15-28         104.72          74,589         6.2%
   171,541        GNMA Pool #469615                       6.500%      10-15-28         104.72         179,633         6.2%
 2,089,009        GNMA Pool #471369                       5.500%      05-15-33         102.27       2,136,363         5.4%
   208,942        GNMA Pool #472028                       6.500%      05-15-28         104.72         218,798         6.2%
   383,661        GNMA Pool #486482                       6.500%      09-15-28         104.72         401,759         6.2%
   224,192        GNMA Pool #492705                       6.500%      02-15-29         104.64         234,589         6.2%
    85,424        GNMA Pool #538314                       7.000%      02-15-32         105.95          90,505         6.6%
   190,538        GNMA Pool #570141                       6.500%      12-15-31         104.59         199,289         6.2%
   420,234        GNMA Pool #587080                       6.500%      05-15-32         104.58         439,486         6.2%
 1,086,132        GNMA Pool #595606                       6.000%      11-15-32         103.29       1,121,885         5.8% $


 $ 898,016        GNMA Pool #603250                       5.500%      04-15-34        $102.25       $ 918,255         5.4%
 1,066,753        GNMA Pool #608639                       5.500%      07-15-24         102.40       1,092,381         5.4%
   721,741        GNMA Pool #616829                       5.500%      01-15-25         103.33         745,750         5.3%
   796,693        GNMA Pool #619718                       6.000%      05-15-34         103.25         822,572         5.8%
   988,419        GNMA Pool #631623                       5.500%      08-15-34         102.25       1,010,695         5.4%
   996,196        GNMA Pool #640225                       5.500%      04-15-35         102.22       1,018,319         5.4%
 2,096,381        GNMA Pool #640940                       5.500%      05-15-35         102.25       2,143,591         5.4%
   116,656        GNMA Pool #780429                       7.500%      09-15-26         107.49         125,391         7.0%
   232,578        GNMA Pool #780845                       6.500%      08-15-28         104.72         243,563         6.2%
   139,427        GNMA Pool #781029                       6.500%      05-15-29         104.69         145,966         6.2%
 2,123,767        GNMA Pool #781032                       6.500%      04-15-29         104.69       2,223,372         6.2%
                                                                                                   -----------
Total Investments (identified cost, $34,658,336)-- 101.3%                                         $36,048,049

Other Assets, Less Liabilities-- (1.3%)                                                              (463,533)
                                                                                                   -----------

Net Assets-- 100.0%                                                                                $35,584,516
                                                                                                   ===========


FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

See notes to financial statements

WRIGHT CURRENT INCOME FUND (WCIF)
-------------------------------------------------------------------------------



                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 2005 (unaudited)
-------------------------------------------------------------------------------


ASSETS:
  Investments, at value
   (identified cost of ($34,658,336)(Note 1A)  $ 36,048,049
  Cash....................................          170,433
  Receivable for investments sold.........            8,472
  Receivable for fund shares sold.........           24,878
  Receivable from investment adviser......            9,644
  Interest receivable.....................          172,353
  Prepaid expenses........................           17,846
                                               ------------
    Total assets..........................     $ 36,451,675
                                               ------------


LIABILITIES:
  Payable for investments purchased.......     $    738,932
  Payable for fund shares reacquired......           64,502
  Distributions payable...................           51,149
  Payable to affiliate for Trustees' fees.              816
  Transfer agent fee .....................            1,652
  Accrued expenses and other liabilities..           10,108
                                               ------------
    Total liabilities.....................     $    867,159
                                               ------------

NET ASSETS................................     $ 35,584,516
                                               ============

NET ASSETS CONSIST OF:
  Proceeds from sales of shares (including the market
   value of securities received in exchange for fund
   shares and shares issued to shareholders in
   payment of distributions declared), less cost
   of shares reacquired...................     $ 34,052,343
  Accumulated undistributed net realized gain on
   investments (computed on the basis of
   identified cost).......................          180,121
  Unrealized appreciation on investments
   (computed on the basis of identified cost)     1,389,713
  Distributions in excess of net
   investment income......................          (37,661)
                                               ------------
   Net assets applicable to outstanding shares $ 35,584,516
                                               ============
   SHARES OF BENEFICIAL INTEREST
    OUTSTANDING...........................        3,644,547
                                               ============

   NET ASSET VALUE, OFFERING PRICE, AND
    REDEMPTION PRICE PER SHARE OF
    BENEFICIAL INTEREST...................     $       9.76
                                               ============


                             STATEMENT OF OPERATIONS

                   Six Months Ended June 30, 2005 (unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME (Note 1B):

   Interest income........................     $    889,275
                                               ------------

  Expenses -
   Investment adviser fee (Note 3)........     $     79,896
   Administrator fee (Note 3).............           15,979
   Compensation of Trustees not employees of
    the investment adviser or administrator           7,685
   Custodian fee (Note 1C)................           34,157
   Distribution expenses (Note 4).........           44,387
   Transfer and dividend disbursing agent fees        9,621
   Printing...............................            1,086
   Interest expense.......................            2,841
   Shareholder communications.............            1,763
   Audit services.........................           13,062
   Legal services.........................            2,534
   Registration costs.....................            9,940
   Miscellaneous..........................            3,429
                                               ------------
    Total expenses........................     $    226,380
                                               ------------

  Deduct -
   Reduction of custodian fee (Note 1C):..     $    (3,698)
   Preliminary allocation of expenses to
    investment adviser (Note 3)...........          (9,616)
   Preliminary reduction of distribution expenses
    by principal underwriter (Note 4).....         (44,387)
                                               ------------
    Total deductions......................     $   (57,701)
                                               ------------
    Net expenses..........................     $    168,679
                                               ------------
      Net investment income...............     $    720,596
                                               ------------



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investment transactions
   (identified cost basis)................     $    468,252
  Change in unrealized depreciation
   of investments.........................         (780,297)
                                               ------------
   Net realized and unrealized loss
    of investments........................     $   (312,045)
                                               ------------

    Net increase in net assets from operations $    408,551
                                               ============



See notes to financial statements

WRIGHT CURRENT INCOME FUND (WCIF)
-------------------------------------------------------------------------------




                                                                                     Six Months Ended         Year Ended
STATEMENTS OF CHANGES IN NET ASSETS                                                    June 30, 2005       December31, 2004
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
   From operations -
     Net investment income......................................................     $    720,596           $  1,366,512
     Net realized gain on investments...........................................          468,252              1,091,575
     Change in unrealized depreciation on investments...........................         (780,297)            (1,418,533)
                                                                                     --------------        --------------
       Net increase in net assets resulting from operations.....................     $    408,551           $  1,039,554
                                                                                     --------------        --------------


   Distributions to shareholders (Note 2) -
     From net investment income.................................................     $   (764,575)          $ (1,491,857)
     From net realized gain.....................................................          (69,145)            (1,243,047)
                                                                                     --------------        --------------
       Total distributions......................................................     $   (833,720)          $ (2,734,904)
                                                                                     --------------        --------------

   Net increase in net assets from fund share transactions (Note 5).............     $    996,782           $    376,737
                                                                                     --------------        --------------
       Net increase (decrease) in net assets....................................     $    571,613           $ (1,318,613)
NET ASSETS:
   At beginning of period.......................................................       35,012,903             36,331,516
                                                                                     --------------        --------------
   At end of period.............................................................     $ 35,584,516           $ 35,012,903
                                                                                     ==============        ==============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME INCLUDED
   IN NET ASSETS AT END OF PERIOD...............................................     $    (37,661)          $      6,318
                                                                                     ==============        ==============


See notes to financial statements

WRIGHT CURRENT INCOME FUND (WCIF)
-------------------------------------------------------------------------------



                                                Six Months
                                                   Ended                   Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                           June 30, 2005    2004          2003         2002        2001(4)     2000(4)
------------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)

Net asset value, beginning of period........     $  9.890     $ 10.490     $  10.810    $  10.580    $  10.460    $ 10.090
                                                 ---------    ---------    ---------    ---------    ---------     ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income(1)  ...............     $  0.198     $  0.447     $   0.417    $   0.565    $   0.616    $  0.631
   Net realized and unrealized gain (loss)..       (0.098)      (0.112)       (0.235)       0.231        0.120       0.372
                                                 ---------    ---------    ---------    ---------    ---------     ---------

       Total income from investment operations   $  0.100     $  0.335     $   0.182    $   0.796    $  0.736     $  1.003
                                                 ---------    ---------    ---------    ---------    ---------     ---------


LESS DISTRIBUTIONS:
   Distributions from investment income.....     $ (0.210)    $ (0.482)    $  (0.502)   $  (0.555)   $  (0.616)   $ (0.633)
   Distributions from capital gains.........       (0.020)      (0.453)        -            -           --          --
   Tax return of capital....................        -            -             -           (0.011)      --          --
                                                 ---------    ---------    ---------    ---------    ---------     ---------
       Total distributions..................     $ (0.230)    $ (0.935)    $  (0.502)   $  (0.566)   $  (0.616)   $ (0.633)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
Net asset value, end of period..............     $  9.760     $  9.890     $  10.490    $  10.810    $  10.580    $ 10.460
                                                 =========    =========    =========    =========    =========     =========

TOTAL RETURN(2) ............................        1.02%        3.29%         1.73%        7.70%        7.18%       10.31%

RATIOS/SUPPLEMENTAL DATA(1):
   Net assets, end of period (000 omitted)..     $  35,585    $  35,013    $  36,332    $  59,077    $  54,966     $68,015
   Ratio of net expenses to average net assets       0.97%(8)     0.97%        0.95%        0.97%(3)     0.95%(3)    0.95%(3)
   Ratio of net expenses after custodian fee
     reduction to average net assets(6) (7)          0.95%(8)     0.95%        0.95%        0.95%(3)       --          --
   Interest expense.........................         0.02%        0.02%        0.01%          --           --          --
   Ratio of net investment income
      to average net assets.................        4.06%(8)     4.29%         4.43%        5.28%        5.83%       6.22%
   Portfolio turnover rate .................           72%          27%           20%       36%(5)        4%(5)       6%(5)

-----------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended June 30, 2005 and for the years ended December 31, 2004, 2003, 2002, 2001, and 2000, the operating expenses of the fund were reduced by an allocation of expenses to the investment adviser or a reduction in distribution expense by the distributor. Had such action not been undertaken, net investment income per share and the ratios would have been as follows:

                                                   2005         2004          2003         2002         2001         2000
                                                   ----------------------------------------------------------------------

     Net investment income per share........     $  0.183     $  0.410     $   0.401    $   0.555    $   0.609     $  0.629
                                                 =========    =========    =========    =========    =========     =========
     Ratios (As a percentage of average net assets):
       Expenses ............................        1.27%(8)     1.28%         1.12%        1.06%(3)     1.02%(3)     0.97%(3)
                                                 =========    =========    =========    =========    =========     =========
       Expenses after custodian fee reduction(7     1.25%(8)     1.25%         1.12%        1.04%(3)    --            --
                                                 =========    =========    =========    =========    =========     =========
       Interest expense.....................       --            0.02%        0.01%         --           --          --
                                                 =========    =========    =========    =========    =========     =========
       Net investment income................        3.76%(8)     3.99%         4.26%        5.19%        5.76%        6.20%
                                                 =========    =========    =========    =========    =========     =========


------------------------------------------------------------------------------------------------------------------------------

(2)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each period reported. Dividends and distributions,  if any, are assumed to be reinvested at the net asset value on the reinvestment date.
(3)Includes each fund's share of its corresponding portfolio's allocated expenses (Note 1).
(4)Certain of the per share data are based on average shares outstanding.
(5)Represents portfolio turnover rate at the fund's corresponding portfolio (Note 1).
(6)Under a written  agreement  in effect for the  current  fiscal  year,  Wright waives all or a portion of either its advisory and/or  distribution  fees and assumes operating expenses to the extent necessary to limit expense ratios to
   0.95% after custodian fee credits are applied.
(7)Custodian fees were reduced by credits  resulting from cash balances the fund and/or the portfolio maintained with the custodian (Note 1C). The computation of net  expenses  to average  daily net  assets  reported  above is  computed without consideration of such credits.
(8)Annualized.


See notes to financial statements

WRIGHT MANAGED INCOME TRUST

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)


(1)SIGNIFICANT ACCOUNTING POLICIES

     The Wright Managed Income Trust (the Trust), issuer of Wright U.S. Government Near Term Fund (WNTB) series, Wright Total Return Bond Fund (WTRB) series, and Wright Current Income Fund (WCIF) series (collectively, the Funds), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. WNTB seeks a high level of income, which is normally above that available from short-term money market instruments or funds. WTRB seeks a superior rate of total return, consisting of a high level of income plus price appreciation. WCIF seeks a high level of current income consistent with moderate fluctuations of principal. Prior to December 20, 2002, WNTB and WCIF invested all of their investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding fund. Subsequent to December 20, 2002, the Funds invest directly in securities rather than through the Portfolio and maintain the same investment objective.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuations - Investments for which market quotations are readily available are valued at current market value as furnished by a pricing service. Investments for which valuations are not readily available will be appraised at their fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

B. Interest Income - Interest income consists of interest accrued and discount earned (including both original issue and market discount) and amortization of premium or discount on long-term debt securities. The income is accrued ratably to the date of maturity on the investments of the funds.

C. Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Funds. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Funds maintain with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

D. Federal Taxes - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) available to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Trust, for federal income tax purposes, had capital loss carryovers of $1,114,851 (WNTB), $1,755,347 (WTRB) and $274,864 (WCIF)
     which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the respective fund of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

     12/31               WNTB         WTRB         WCIF
-------------------------------------------------------------------------------

2006                   $37,825        -             -
2007                   297,581        -             -
2008                   273,806      $1,246,741      -
2010                      -            508,606      -
2012                   505,639        -           $274,864

     At December 31, 2004, net capital losses of $32,603 for WNTB and $6,402 for WCIF, attributable to security transactions incurred after October 31, 2004, are treated as arising on the first day of the fund's current taxable year.

E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Other - Investment transactions are accounted for on the date the investments are purchased or sold.


G. Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the period then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Trust's management reflect all recurring adjustments, necessary for the fair presentation of the financial statements.

(2)DISTRIBUTIONS

     Each fund's policy is to determine net income once daily, as of the close of the New York Stock Exchange and the net income so determined is substantially declared as a dividend to shareholders of record at the time of such determination. Distributions of realized capital gains are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the same fund at the net asset value as of the ex-dividend date. Dividends may be reinvested in additional shares of the same fund at the net asset value as of the payable date.

     The Trust requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary overdistributions for financial statement purposes be classified as distributions in excess of net investment income or accumulated net realized gains.

     Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for certain items may result in reclassification of these items.

(3)INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged Wright Investors' Service, Inc. (Wright) to act as investment adviser to the funds pursuant to the respective Investment Advisory Contracts. Wright furnishes each fund with investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the six months ended June 30, 2005, the effective annual rate for WNTB, WCIF, and WTRB was 0.45 %. Under a written agreement, Wright waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit expense ratios to 0.95% after custodian fee reductions, if any. Accordingly, Wright made a reduction of its investment adviser fee by $23,073 on behalf of WNTB. In addition, Wright has been allocated expenses of $8,653 and $9,616 on behalf of WNTB and WCIF, respectively.

     The Trust also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of average daily net assets which rate is reduced as average daily net assets exceed certain levels. For the six months ended June 30, 2005, the effective annual rate was 0.09% for WNTB, 0.07% for WTRB, and 0.09% for WCIF. Certain of the Trustees and officers of the Trust are directors/trustees and/or officers of the above organizations. Except as to Trustees of the Trust who are not employees of Eaton Vance or Wright, Trustees and officers received remuneration for their services to the Trust out of fees paid to Eaton Vance and Wright.

(4)DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that each of the funds will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter), a wholly-owned subsidiary of Winthrop, at an annual rate of 0.25% of the average daily net assets of each fund for activities primarily intended to result in the sale of each fund's shares. Pursuant to a written agreement (Note 3), the Principal Underwriter made a reduction of its fee by $25,636, $44,632, and $44,387 for the benefit of WNTB, WTRB and WCIF, respectively.

     In addition, the Trustees have adopted a service plan (the Service Plan) which allows the funds to reimburse the Principal Underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of each fund's shares. The amount of service fee payable under the Service Plan may not exceed 0.25% annually of each fund's average daily net assets. For the six months ended June 30, 2005, the funds did not accrue or pay any service fees.

 (5)SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in fund shares were as follows:

                                                                        For the
                                                                   Six Months Ended                    Year Ended
                                                                     June 30, 2005                  December 31, 2004
---------------------------------------------------------------------------------------------------------------------------
                                                               Shares            Amount         Shares            Amount
---------------------------------------------------------------------------------------------------------------------------


Wright U.S. Government Near Term Fund--
     Sold.................................................     194,447    $   1,928,671         499,602     $   5,040,521
     Issued to shareholders in payment of  distributions
      declared............................................      24,977          247,338          52,428           529,329
     Redemptions..........................................    (343,026)      (3,400,080)     (1,079,475)      (10,918,238)
                                                            -----------   --------------     -----------    --------------
         Net decrease.....................................    (123,602)   $  (1,224,071)       (527,445)    $  (5,348,388)
                                                            ===========   ==============     ===========    ==============

Wright Total Return Bond Fund--
     Sold.................................................     388,464    $   4,938,995          673,399     $  8,596,949
     Issued to shareholders in payment of distributions
      declared............................................      52,518          667,398          108,451        1,384,717
     Redemptions..........................................    (213,426)      (2,715,402)      (1,077,968)     (13,712,106)
                                                            -----------   --------------     -----------    --------------
         Net increase/(decrease)..........................     227,556    $   2,890,991        (296,118)    $  (3,730,440)
                                                            ===========   ==============     ===========    ==============

Wright Current Income Fund--
     Sold.................................................     776,843    $   7,599,326       1,231,990     $  12,684,308
     Issued to shareholders in payment of distributions
      declared............................................      53,576          524,449         159,979         1,619,251
     Redemptions..........................................    (726,996)      (7,126,993)     (2,153,390)      (22,192,828)
     Issued to Wright U.S. Govt. Intermediate Fund
      shareholders                                               -              _               837,488         8,266,006
                                                            -----------   --------------     -----------    --------------
         Net increase.....................................     103,423    $     996,782          76,067     $     376,737
                                                            ===========   ==============     ===========    ==============



(6)  INVESTMENT TRANSACTIONS

     The Trust invests primarily in debt securities. The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales and maturities of investments, other than short-term obligations, were as follows:

                           Six Months Ended June 30, 2005
                       -------------------------------------
                         WNTB         WTRB         WCIF
------------------------------------------------------------------------------

Purchases--
Non-U.S. Obligations  $12,834,771     $ 589,682           -
                      ===========    ==========   ==========

U.S. Gov't Obligations        -     $16,287,993   $26,225,042
                      ===========   ===========   ==========

Sales--
Non-U.S. Obligations  $ 1,823,890   $ 3,236,883           -
                      ==========    ===========   ==========

U.S.Gov't Obligations $12,299,855  $10,844,642  $25,122,561
                      ==========    ===========  ==========

-------------------------------------------------------------------------------



 (7)FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2005, as computed on a federal income tax basis, are as follows:

                         WNTB         WTRB         WCIF
-------------------------------------------------------------------------------

Aggregate cost      $20,016,696   $40,220,707  $34,658,337
                    ===========   ===========  ===========

Gross unrealized
 appreciation             6,956       590,853    1,468,508
Gross unrealized
 depreciation          (181,325)     (346,045)     (78,796)
                     -----------   -----------  -----------
Net unrealized
 appreciation/
 (depreciation)      $ (174,369)     $ 244,808  $ 1,389,712
                     ===========   ===========  ===========

-------------------------------------------------------------------------------

(8)  LINE OF CREDIT

     The funds participate with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with a bank. The funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund based on its borrowings at an amount above the federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the average daily unused portion of the $10 million line of credit, is allocated among the participating funds at the end of each quarter. The funds did not have significant borrowings or allocated fees during the six months ended June 30, 2005.

(9)  TRANSFER OF NET ASSETS

     Prior to the opening of business on December 29, 2004, the Wright Current Income Fund (WCIF) acquired the net assets of Wright U.S. Government Intermediate Fund (WUSGI) pursuant to an Agreement and Plan of Reorganization dated December 20, 2004. In accordance with the agreement, WCIF issued 837,488 shares having a value of $8,266,006. As a result, WCIF issued 1.303 shares for each share of WUSGI. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. WUSGI's net assets at the date of the transaction was $8,266,006, including $(41,372) of unrealized depreciation. Directly after the merger, the combined net assets of WCIF were $34,959,687 with a net asset value of $9.87.

                                BOARD OF TRUSTEES
              ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

     IN EVALUATING THE INVESTMENT ADVISORY CONTRACTS, THE INDEPENDENT TRUSTEES MET SEPARATELY FROM THE INTERESTED TRUSTEES AND REVIEWED AND CONSIDERED MATERIALS FURNISHED BY WRIGHT, INCLUDING INFORMATION REGARDING WRIGHT, ITS AFFILIATES AND PERSONNEL, OPERATIONS AND FINANCIAL CONDITION. THE INDEPENDENT TRUSTEES DISCUSSED WITH REPRESENTATIVES OF WRIGHT THE PORTFOLIO MANAGEMENT AND OPERATIONS OF THE FUNDS AND THE CAPABILITIES OF WRIGHT TO PROVIDE ADVISORY AND OTHER SERVICES TO EACH FUND. THE INDEPENDENT TRUSTEES CONSIDERED, AMONG OTHER THINGS, THE FOLLOWING:

EQUITY FUNDS AND INCOME FUNDS
-------------------------------------------------------------------------------

     o Whether the advisory arrangements are fair and reasonable relative to possible alternative arrangements. The Trustees concluded that the advisory fees paid by the funds are reasonable.

     o Whether advisory services are being provided as agreed to. The Trustees concluded that the services being provided by the adviser are as agreed to in the advisory contract.

     o Whether compensation paid by a Fund to the adviser is fair and reasonable in relation to the services provided and the charges by other advisers for similar services. The Trustees concluded that the compensation paid by the funds to the adviser is in the average range of compensation charged by other advisers for similar services and is reasonable.

     o Fees and expense ratios compared to similar funds. The Trustees concluded that the expense ratios of the funds are lower than the average for similar funds.

     o Performance and relationship of fees and performance. The Trustees concluded that in most cases the performance results of the funds were at least in the mid-range of similar funds while their expense ratios were generally lower.

     o Analysis of each Fund's profitability to the adviser. The Trustees concluded that the profitability to the adviser of each fund was reasonable and not excessive.

     o The adviser's financial condition and the overall organization of the adviser.

     o Sales and redemption data. The Trustees reviewed the information which had been provided to them relating to sales and redemptions and Wright's marketing strategies to try to increase assets under management.

     o The economic outlook and the general investment outlook in the relevant investment markets. The Trustees have received a presentation on the overall economic outlook and investment outlook of both equity and income markets at each Board meeting.

     o The resources devoted to compliance efforts undertaken by the adviser and the record of compliance with investment policies and restrictions and with policies on personal securities transactions. The Trustees have approved and met separately with the fund's Chief Compliance Officer.

ADDITIONAL CONSIDERATIONS FOR EQUITY FUNDS

------------------------------------------------------------------------------

     o The allocation of brokerage and any benefits received by the adviser as a result of brokerage allocation. The Trustees reviewed the Trading Analysis included in the material provided in advance of the meeting.

     The Independent Trustees' Committee did not consider any single factor as controlling in their consideration of the renewal of the Investment Advisory Contracts, nor are the considerations described above all encompassing. Based on their consideration of all factors which they considered material, and with the assistance of independent counsel, the Independent Trustees' Committee concluded that the renewal of the Investment Advisory Contract with its current fee structure is in the interests of the shareholders.

                IMPORTANT NOTICES REGARDING PRIVACY, DELIVERY OF
           SHAREHOLDER DOCUMENTS, PORTFOLIO HOLDINGS AND PROXY VOTING
                         WRIGHT MANAGED INVESTMENT FUNDS
                         WRIGHT INVESTORS SERVICE, INC.
                  WRIGHT INVESTORS' SERVICE DISTRIBUTORS, INC.
                             EATON VANCE MANAGEMENT

                                 PRIVACY POLICY
                              -------------------

     Wright is committed to ensuring your financial privacy. Each of the above financial institutions has the following policy in effect with respect to nonpublic personal information about its customers:

     o The only such information we collect is information received from customers, through application forms or otherwise, and information which we necessarily receive in connection with your Wright fund transactions.

     o We will not disclose this information to anyone except as required or permitted by law. Such disclosure includes that made to other companies such as transfer agents and their employees and to our employees, in each case as necessary to service your account.

     o   We have adopted policies and procedures (including physical, electronic
         and   procedural   safeguards)   that  are   designed  to  protect  the
         confidentiality of this information.

     For more information about Wright's privacy policies please feel free to call 1-800-888-9471.

          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDERS DOCUMENTS
        ------------------------------------------------------------------

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     Wright, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Wright, or your financial adviser, otherwise.

     If you would prefer that your Wright documents not be householded, please contact Wright at 1-800-888-9471, or your financial adviser.

     Your instructions that householding not apply to delivery of your Wright documents will be effective within 30 days of receipt by Wright or your financial adviser.

                               PORTFOLIO HOLDINGS
                              --------------------

     Each Wright Fund will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Wright website www.wisi.com, by calling Wright at 1-800-888-9471 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washingto, D.C. (call 1-800-732-0330 or informaiton on the operation of the public reference room).

                      PROXY VOTING POLICIES AND PROCEDURES
                   -------------------------------------------

     From time to time funds are required to vote proxies related to the securities held by the funds. The Wright Managed Funds vote proxies according to a set of policies and procedures approved by the Funds' Board. You may obtain a description of these policies and procedures and information on how the Funds voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 without charge, upon request, by calling 1-800-888-9471. This description is also available on the Securities and Exchange Commissions website at http://www.sec.gov.

SEMI-ANNUAL REPORT

         OFFICERS AND TRUSTEES OF THE FUNDS
         Peter M. Donovan, President and Trustee
         A. M. Moody III, Vice President and Trustee
         Judith R. Corchard, Vice President
         James J. Clarke, Trustee
         Dorcas R. Hardy, Trustee
         Richard E. Taber, Trustee
         Janet Sanders, Secretary
         James L. O'Connor, Treasurer
         William J. Austin, Jr., Assistant Treasurer



         ADMINISTRATOR
         Eaton Vance Management
         255 State Street
         Boston, Massachusetts 02109

         INVESTMENT ADVISER
         Wright Investors' Service
         440 Wheelers Farms Road
         Milford, Connecticut 06461

         PRINCIPAL UNDERWRITER
         Wright Investors' Service Distributors, Inc.
         440 Wheelers Farms Road
         Milford, Connecticut 06461
         (800) 888-9471
         e-mail: funds@wrightinvestors.com

         CUSTODIAN
         Investors Bank & Trust Company
         200 Clarendon Street
         Boston, Massachusetts 02116

         TRANSFER AND DIVIDEND DISBURSING AGENT
         Forum Shareholder Services, LLC
         Two Portland Square
         Portland, ME 04101




         This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer and Principal Financial Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-888-9471.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in Filing

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in Filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in Filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in Filing

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective March 17,2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i) sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (II) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS.

ITEM 11. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)  (1) Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)  (2) Treasurer's and President's Section 302 certification.
(b)      Combined 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of  Wright U.S. Government Near Term
-------------------------------------------------------------------------------
 Fund,  Wright Total Return Bond Fund and Wright Current Income Fund)
-----------------------------------------------------------------------


By:     /s/ Peter M. Donovan
        ---------------------
         Peter M. Donovan
         President

Date:August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James L. O'Connor
         ----------------------
         James L. O'Connor
         Treasurer

Date: August 24, 2005


By:     /s/ Peter M. Donovan
        ---------------------
         Peter M. Donovan
         President

Date:August 24, 2005

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